                                              1933 ACT REGISTRATION NO. 33-13019

                                              1940 ACT REGISTRATION NO. 811-5083


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT")

                        POST-EFFECTIVE AMENDMENT NO. 19
                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT  NO. 21

                       VAN ECK WORLDWIDE INSURANCE TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   99 PARK AVENUE, NEW YORK, NEW YORK  10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                  212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

             THOMAS ELWOOD, ESQ. - VAN ECK ASSOCIATES CORPORATION
                   99 PARK AVENUE, NEW YORK, NEW YORK  10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

             COPY TO:  PHILIP NEWMAN, ESQ., GOODWIN, PROCTER & HOAR
                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS  02109
     ____________________________________________________________________

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ]  IMMEDIATELY UPON FILING PURSUANT           [X] ON MAY 1, 1998 PURSUANT TO
     TO PARAGRAPH (b)                               PARAGRAPH (b)

[ ]  60 DAYS AFTER FILING PURSUANT TO           [ ] [DATE] PURSUANT
     PARAGRAPH (a)(1)                               TO PARAGRAPH (a)(1)

[ ]  75 DAYS AFTER FILING PURSUANT TO           [ ] ON (DATE) PURSUANT TO
     PARAGRAPH (a)(2)                               PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT
    ______________________________________________________________________


Title of securities being registered: Shares of Beneficial Interest, $.001 par value, of Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund.

                       VAN ECK WORLDWIDE INSURANCE TRUST
                              CROSS-REFERENCE PAGE
                   PURSUANT TO RULE 501 (B) OF REGULATION S-K
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED

                                   FORM N-1A
PART A
ITEM NO.                                LOCATION IN PROSPECTUS
--------                                ----------------------

1.  Cover Page                          Cover Page

2.  Synopsis                            N/A

3.  Condensed Financial Information     Financial Highlights

4.  General Description of Registrant   The Trust; Investment Objectives and
                                        Policies; Risk Factors; Limiting
                                        Investment Risks; Description of the
                                        Trust

5.  Management of the Fund              Management; Additional Information

5A. Management's Discussion of Fund
    Performance                         Not Applicable

6.  Capital Stock and Other Securities  Dividends and Distributions; Taxes;
                                        Description of the Trust; Additional
                                        Information

7.  Purchase of Securities Being
    Offered                             Purchase of Shares

8.  Redemption or Repurchase            Redemption of Shares

9.  Pending Legal Proceedings           N/A


PART B                                  LOCATION IN STATEMENT
ITEM NO.                                ADDITIONAL INFORMATION
--------                                ----------------------

10. Cover Page                          Cover Page

11. Table of Contents                   Table of Contents

12. General Information and History     N/A

13. Investment Objectives and Policies  Investment Objectives and Policies;
                                        Risk Factors; Investment Restrictions;
                                        Portfolio Transactions and Brokerage

14. Management of the Fund              Trustees and Officers

15. Control Persons and Principal       Principal Shareholders
    Holders of Securities

PART B                                  LOCATION IN STATEMENT
ITEM NO.                                ADDITIONAL INFORMATION
--------                                ----------------------


16. Investment Advisory and Other       Investment Advisory Services;The
    Services                            Distributor; Trustees and Officers;
                                        Additional Information

17. Brokerage Allocation and Other      Portfolio Transactions and Brokerage
    Practices

18. Capital Stock and Other Securities  General Information

19. Purchase, Redemption and Pricing    Valuation of Shares; Redemptions
    of Securities Being Offered         in Kind

20. Tax Status                          Taxes

21. Underwriters                        The Distributor

22. Calculation of Performance Data     Performance

23. Financial Statements                Financial Statements

PROSPECTUS                                                     May 1, 1998



                       VAN ECK WORLDWIDE INSURANCE TRUST

-------------------------------------------------------------------------------

                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
                                (212) 687-5200

                              WWW.VANECK.COM
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds (the "Funds"), each of which has a specific investment objective. Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE BOND FUND--seeks high total return through a flexible policy of investing globally, primarily in debt securities.

WORLDWIDE EMERGING MARKETS FUND--seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND)--seeks long-term capital appreciation by investing globally, primarily in "Hard Asset Securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND--seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to Worldwide Bond Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund. Van Eck Global Asset Management (Asia) Limited, a wholly-owned subsidiary of the Adviser, located in Hong Kong, serves as investment adviser to Worldwide Emerging Markets Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Funds' shares.


                               ---------------

This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Funds, please call the Funds or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

A Statement of Additional Information, dated May 1, 1998, which further discusses the Trust and the Funds, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Funds, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

Financial Highlights........................................................   3
The Trust...................................................................   5
Investment Objectives and Policies..........................................   5
Risk Factors................................................................  12
Limiting Investment Risks...................................................  19
Purchase of Shares..........................................................  20
Redemption of Shares........................................................  20
Dividends and Distributions.................................................  21
Management..................................................................  21
Advertising.................................................................  23
Taxes.......................................................................  23
Description of the Trust....................................................  24
Additional Information......................................................  25

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of each Fund outstanding for the year or period indicated. The Financial Highlights presented for all periods after April 30, 1992 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Funds' Annual Reports, which are incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Funds' Annual Reports. The Annual Reports also contain additional performance information and are available upon request and without charge.

WORLDWIDE EMERGING MARKETS FUND

                            FOR THE YEAR      FOR THE EIGHT      FOR THE PERIOD
                                ENDED         MONTHS ENDED    DECEMBER 21, 1995(A)
                          DECEMBER 31, 1997 DECEMBER 31, 1996  TO APRIL 30, 1996
                          ----------------- ----------------- --------------------
Net Asset Value, Begin-
 ning of Period.........       $ 12.49           $ 10.95            $ 10.00
                               -------           -------            -------
  Income From Investment
   Operations:
    Net Investment In-
     come...............          0.14               .01(b)            0.07(b)
    Net Gain (Loss) on
     Securities (both
     realized and
     unrealized)........         (1.58)             1.59               0.88
                               -------           -------            -------
  Total From Investment
   Operations...........         (1.44)             1.60               0.95
                               -------           -------            -------
  Less Distributions:
    Distributions from
     net investment in-
     come...............         (0.05)            (0.06)                --
                               -------           -------            -------
Net Asset Value, End of
 Period.................       $ 11.00           $ 12.49            $ 10.95
                               =======           =======            =======
Total Return (c)........        (11.61%)           14.66%              9.50%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY
 DATA
Net Assets, End of Pe-
 riod (000).............       $92,433           $15,355            $   597
Ratio of Gross Expenses
 to Average Net Assets..          1.34%             2.64%(d)           2.06%(d)
Ratio of Net Expenses to
 Average Net Assets.....          0.80%             0.00%(d)           0.00%(d)
Ratio of Net Income to
 Average Net Assets.....          0.91%             0.74%(d)           1.89%(d)
Portfolio Turnover Rate.        142.39%            29.53%             45.89%
Average Commission Rate
 Paid...................       $0.0011           $0.0029            $0.0124

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year ended were not annualized.
(d) Annualized.


WORLDWIDE REAL ESTATE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                FOR THE PERIOD
                                                               JUNE 23, 1997 (A)
                                                                TO DECEMBER 31,
                                                                     1997
                                                               -----------------
Net Asset Value, Beginning of Period..........................      $ 10.00
                                                                    -------
  Income From Investment Operations:
    Net Investment Income.....................................         0.18
    Net Gains on Securities (both realized and unrealized)....         1.78
                                                                    -------
  Total From Investment Operations............................         1.96
                                                                    -------
  Less Distributions:
    Distributions from net investment income..................           --
                                                                    -------
Net Asset Value, End of Period................................      $ 11.96
                                                                    =======
Total Return (b)..............................................        19.60%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)...............................      $   844
Ratio of Gross Expenses to Average Net Assets(c)..............         4.92%
Ratio of Net Expenses to Average Net Assets(c)................         0.00%
Ratio of Net Income to Average Net Assets(c)..................         3.62%
Portfolio Turnover Rate.......................................          123%
Average Commission Rate Paid..................................      $0.0619

-------

(a) Commencement of operations.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, and a redemption on the last day of the period. Total return is not annualized.

(c) Annualized.

                                                WORLDWIDE HARD ASSETS FUND
                     ----------------------------------------------------------------------------------------
                                    FOR THE
 FOR A SHARE                         EIGHT
 OUTSTANDING             YEAR        MONTHS
 THROUGHOUT EACH        ENDED        ENDED                      YEAR ENDED APRIL 30,
 PERIOD              DECEMBER 31, DECEMBER 31, --------------------------------------------------------------
                         1997         1996       1996      1995     1994     1993     1992     1991    1990+
                     ------------ ------------ --------  --------  -------  -------  ------   ------   ------
 Net Asset Value,
 Beginning of
 Period...........       $16.72       $16.92   $  13.49  $  13.11  $ 10.61  $  8.25  $ 8.85   $ 9.51   $10.00
                       --------     --------   --------  --------  -------  -------  ------   ------   ------
 Income From
 Investment
 Operations:
  Net Investment
  Income..........         0.09         0.02       0.12      0.08     0.07     0.01    0.04     0.16     0.08
  Net Gains (Loss)
  on Securities
  (both realized
  and unrealized).        (0.36)        0.09       3.44      0.37     2.47     2.39   (0.53)   (0.69)   (0.57)
                       --------     --------   --------  --------  -------  -------  ------   ------   ------
 Total From
 Investment
 Operations.......        (0.27)        0.11       3.56      0.45     2.54     2.40   (0.49)   (0.53)   (0.49)
                       --------     --------   --------  --------  -------  -------  ------   ------   ------
 Less
 Distributions:
  Dividends from
  net investment
  income..........        (0.31)       (0.16)     (0.13)    (0.07)   (0.04)   (0.04)  (0.11)   (0.13)     --
  Dividends from
  net realized
  gains/
  Distributions
  from capital
  gains...........        (0.42)       (0.15)       --        --       --       --      --       --       --
                       --------     --------   --------  --------  -------  -------  ------   ------   ------
 Total
 Distributions....        (0.73)       (0.31)     (0.13)    (0.07)   (0.04)   (0.04)  (0.11)   (0.13)    0.00
                       --------     --------   --------  --------  -------  -------  ------   ------   ------
 Net Asset Value,
 End of Period....     $  15.72     $  16.72   $  16.92  $  13.49  $ 13.11  $ 10.61  $ 8.25   $ 8.85   $ 9.51
                       ========     ========   ========  ========  =======  =======  ======   ======   ======
 Total Return(a)..        (1.67%)       0.60%     26.66%     3.43%   23.96%   29.19%  (5.62%)  (5.67%)  (4.90%)
-----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End
 of Period (000)..     $155,933     $167,417   $186,370  $127,320  $81,248  $30,896  $9,836   $6,936   $3,660
 Ratio of Gross
 Expenses to
 Average Net
 Assets(b)........         1.18%        1.24%*     1.08%      --       --       --      --      1.21%    1.87%
 Ratio of Net
 Expenses to
 Average Net
 Assets...........         1.17%        1.23%*     1.08%     0.96%    0.96%    1.61%   1.32%    0.52%     --
 Ratio of Net
 Income to Average
 Net Assets.......         0.64%         .10%*     0.81%     0.71%    0.64%    0.25%   0.60%    2.10%    2.46%*
 Portfolio
 Turnover Rate....       102.82%       46.14%     26.37%    23.30%   15.84%   14.61%   0.48%   21.86%    5.09%*
 Average
 Commission Rate
 Paid(d)..........     $ 0.0594       $.0305    $0.0310
                                                    WORLDWIDE BOND FUND
                     --------------------------------------------------------------------------------------------
                                    FOR THE
 FOR A SHARE                         EIGHT
 OUTSTANDING                         MONTHS
 THROUGHOUT EACH      YEAR ENDED     ENDED                       YEAR ENDED APRIL 30,
 PERIOD              DECEMBER 31, DECEMBER 31, ------------------------------------------------------------------
                         1997         1996       1996      1995       1994     1993     1992     1991    1990+
                     ------------ ------------ --------- ----------- -------- -------- -------- -------- --------
 Net Asset Value,
 Beginning of
 Period...........     $  11.10     $  10.88   $  11.46  $  10.05    $ 10.62  $ 11.57  $ 10.82  $ 10.10  $10.00
                     ------------ ------------ --------- ----------- -------- -------- -------- -------- --------
 Income From
 Investment
 Operations:
  Net Investment
  Income..........         0.48         0.36       0.58      0.68(c)    0.63     0.81     0.62     1.03    0.26
  Net Gains (Loss)
  on Securities
  (both realized
  and unrealized).        (0.23)        0.17      (0.34)     0.77      (0.37)   (0.75)    0.67     0.19   (0.16)
                     ------------ ------------ --------- ----------- -------- -------- -------- -------- --------
 Total From
 Investment
 Operations.......         0.25         0.53       0.24      1.45       0.26     0.06     1.29     1.22    0.10
                     ------------ ------------ --------- ----------- -------- -------- -------- -------- --------
 Less
 Distributions:
  Dividends from
  net investment
  income..........        (0.36)       (0.31)     (0.82)    (0.04)     (0.72)   (0.83)   (0.53)   (0.50)    --
  Dividends from
  net realized
  gains/
  Distributions
  from capital
  gains...........          --           --         --        --       (0.11)   (0.18)   (0.01)     --      --
                     ------------ ------------ --------- ----------- -------- -------- -------- -------- --------
 Total
 Distributions....        (0.36)       (0.31)     (0.82)    (0.04)     (0.83)   (1.01)   (0.54)   (0.50)   0.00
                     ------------ ------------ --------- ----------- -------- -------- -------- -------- --------
 Net Asset Value,
 End of Period....     $  10.99     $  11.10   $  10.88  $  11.46    $ 10.05  $ 10.62  $ 11.57  $ 10.82  $10.10
                     ============ ============ ========= =========== ======== ======== ======== ======== ========
 Total Return(a)..         2.38%        4.98%      2.07%    14.51%      2.49%    0.38%   12.21%   12.37%   1.00%
-----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End
 of Period (000)..     $112,461     $118,676   $107,541  $113,466    $80,908  $66,035  $40,930  $15,046  $2,237
 Ratio of Gross
 Expenses to
 Average Net
 Assets(b)........         1.12%        1.17%*     1.10%     0.99%       --       --       --      1.14%   2.80%
 Ratio of Net
 Expenses to
 Average Net
 Assets...........         1.12%        1.16%*     1.08%     0.98%      0.93%    1.01%    1.05%    0.50%    --
 Ratio of Net
 Income to Average
 Net Assets.......         4.31%        4.99%*     5.26%     6.24%      6.47%    8.47%    8.55%    9.75%   9.22%*
 Portfolio
 Turnover Rate....       135.36%       73.95%    208.05%   265.87%     37.59%  248.21%  231.34%  341.01%  12.23%*
 Average
 Commission Rate
 Paid(d)..........

----
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions of capital gains at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year were not annualized.
(b) With respect to Worldwide Hard Assets Fund and Worldwide Bond Fund, as of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.
(c) Based on average shares outstanding.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades in which a commission is charged.

* Annualized
+ From September 1, 1989 (commencement of operations) to April 30, 1990.

                                THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund are classified as diversified funds under the Investment Company Act of 1940, as amended, (the "Act"). Worldwide Bond Fund and Worldwide Real Estate Fund are non-diversified funds. (See "Description of the Trust.")

                    INVESTMENT OBJECTIVES AND POLICIES

A description of the investment objectives and policies of the Funds is set forth below. The investment objective of a Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Funds will achieve their objectives. In addition, global investing involves economic and political considerations, which may favorably or unfavorably affect a Fund's performance. For further information about a Fund's investment policies, see "Risk Factors" below and "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE BOND FUND

OBJECTIVE:

Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

POLICIES:

Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its investment objective by taking advantage of investment opportunities throughout the world. The Fund may emphasize either component of total return. Capital appreciation will result during times of declining interest rates and, with respect to investing globally, as a result of foreign currency fluctuations relative to a declining dollar. Normally, the Fund will have at least 65% of its total assets invested in bonds of varying maturities.

The long-term assets of the Fund will consist of debt securities rated B or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service Inc. ("Moody's") or if unrated, of comparable quality in the judgment of the Adviser. Debt securities rated BBB (investment grade), BB or B will not exceed 25% of total net assets. Debt rated BB or B is lower quality debt (commonly referred to as "junk bonds"). Lower rated debt may offer higher returns, but also presents a greater risk of default than do higher rated securities. As to debt securities rated BBB, BB or B, it is the Adviser's current intention to invest only in debt issued by a government or one of its agencies, instrumentalities, political subdivisions or authorities. For a further discussion of debt securities see "Risk Factors" below.

During normal market conditions, the Fund expects to invest in debt securities, such as obligations issued or guaranteed by a government or any of its political subdivisions, agencies or instrumentalities, or by a supranational organization chartered to promote economic development such as the World Bank or European Economic Community, bonds, debentures, notes, commercial paper, time deposits, certificates of deposit and repurchase agreements, as well as debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. Government and its agencies having varied maturities, consisting of obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the "full faith and credit" of the United States. In addition to direct obligations of the U.S. Treasury such as Treasury bonds, notes and bills, these include securities issued or guaranteed by different agencies such as the Federal Housing Administration, the Government National Mortgage Association and the Small Business Administration.

The average maturity of the debt securities in the Fund's portfolio will be based on the Adviser's judgment as to future interest rate changes. The Adviser expects the average maturity to be between three and ten years. There is no limit on the amount the Fund may invest in any one country or in securities denominated in the currency of any one country. Normally the Fund will invest in three countries besides the United States.

The Fund may invest up to 5% of its assets at the time of purchase in warrants. The Fund may invest up to 5% of its assets at the time of purchase in preferred stocks and preferred stocks which may be convertible into common stock. The Fund may invest in collateralized mortgage obligations. The Fund may buy and sell financial futures contracts and options on financial futures contracts and may write, purchase or sell puts and calls on foreign currencies and securities. The Fund may invest in "when-issued" securities and securities of foreign issuers. In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio). For a further discussion of these investments, see "Risk Factors."

When the Adviser determines that a temporary defensive strategy is warranted, the Fund may invest in securities maturing in 13 months or less. In addition, the Fund may invest solely in the securities of one country such as the United States when economic conditions warrant, such as an extreme undervaluation of the currency and exceptionally high returns of that country's currency relative to other currencies. During periods of less favorable economic and/or market conditions, the Fund may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

WORLDWIDE EMERGING MARKETS FUND

OBJECTIVE:

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

POLICIES:

In pursuit of its investment objective, the Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita as well as the potential for rapid economic growth. Specifically, an "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Eastern Europe and Africa. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe. It is expected that the Fund will normally invest in at least three different countries. While many emerging markets are experiencing rapid growth by U.S. standards, such markets are still developing and considerably less liquid.

Investors can expect there will be periods of volatility and reduced liquidity in these markets. The Fund involves above-average risk, and as such, is designed as a long-term investment. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Markets Securities" below.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Countries and emerging market equity securities. The Fund considers emerging market securities to include securities that (i) principally trade in the capital markets of an emerging market country; (ii) are of companies that derive at least 50% of total revenues from either goods produced or services performed in emerging market countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) are of companies organized under the laws of, and with a principal office in, an Emerging Country; (iv) are of investment companies (such as country funds) that principally invest in emerging market securities; and (v) are American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). The Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's. Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governmental, banking and private entities. See "Risk Factors--Debt Securities" and "Risk Factors--Low Rated or Unrated Debt Securities".

The Fund may, as described below in "Risk Factors," invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and additional risks that are described below.

The Fund may invest indirectly in emerging markets by investing in other investment companies due to restrictions on direct investment by foreign entities in certain emerging market countries. Such investments may involve the payment of premiums above the net asset value of the companies' portfolio securities; are subject to limitations under the Act and the Internal Revenue Code; are constrained by market availability; and would have the Fund bearing its ratable share of that investment company's expenses, including its advisory and administration fees. The Fund's investment adviser has agreed to waive its management fee with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to any investments in shares of closed-end investment companies.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by D&P or if unrated, will be of comparable high quality as determined by the Fund's investment adviser.


WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND)

OBJECTIVE:

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration.

POLICIES:

Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together "Hard Assets"): (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in "Hard Asset Securities" and the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries and may invest up to 50% of its assets in any one of the above sectors. Therefore, it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Some of these risks include: volatility of energy and basic materials prices; possible instability of the supply of various Hard Assets; the risks generally associated with extraction of natural resources; actions and changes in government which could affect the production and marketing of Hard Assets; and greater price fluctuations that may be experienced by Hard Asset Securities than the underlying Hard Asset.

The Adviser believes Hard Asset Securities offer an opportunity to achieve long-term capital appreciation and to protect wealth against eroding monetary values during periods of cyclical economic expansions. Since the market action of Hard Asset Securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard Asset Securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, include Hard Asset Securities. An investment in the Fund's shares should be considered part of an overall investment program rather than a complete investment program.

The Fund seeks investment opportunities worldwide. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one country, developed or underdeveloped. Global investing involves economic and political considerations not typically applicable to the U.S. markets.

The Fund may invest in common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other incorporated entities or enterprises; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. The Fund may invest up to 10% of its net assets, taken at market value at the time of investment, in precious metals, whether in bullion or coins.

The Fund may invest in derivatives, including futures contracts, forward contracts, options, swaps and indexed securities, such as structured notes, and other similar securities as may become available in the market. The Fund may invest in indexed securities whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. When the Fund purchases a structured note (a non-publicly traded indexed security entered into directly between two parties) it will make a payment of principal to the counterparty. The Fund will purchase structured notes only from counterparties rated A or better by S&P, Moody's or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees and structured notes determined to be illiquid will be aggregated with other illiquid securities and limited to 15% of the net assets of the Fund. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. In addition, the Fund may invest in futures and forward contracts and options on precious metals and other Hard Assets. The Fund may buy and sell financial futures contracts and options in financial futures contracts. The Fund may purchase or sell puts and calls on foreign currencies and securities.

The Fund may invest up to 5% of its net assets in premiums for options on equity securities and equity indexes and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. Warrants received as dividends on securities held by the Fund and warrants acquired in units or attached to securities are not included in this restriction. The Fund may invest in "when-issued" securities, "partly paid" securities (securities paid for over a period of time) and securities of foreign issuers; and may lend its portfolio securities and borrow money for investment purposes. The Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's.

Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. REITs are pooled investment vehicles whose assets generally consist primarily of interest in real estate and real estate loans. REITs and other real estate investments of the Fund are subject to certain risks. See "Risk Factors--Real Estate Securities."

The Fund may invest up to 10% of its assets in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by Hard Assets and whose value is expected to be linked to underlying Hard Assets are excluded from the 10% limitation.

The Fund may invest up to 35% of its total assets in debt securities whose value is not linked to the value of a Hard Asset or a Hard Asset Company and in other securities of companies which are not Hard Asset Companies. Non-Hard Asset debt securities include high grade, liquid debt securities of foreign companies, foreign governments and the U.S. Government and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. High grade debt securities are those that are rated A or better by S&P or Moody's, Fitch-1 by Fitch or Duff-1 by Duff & Phelps ("D&P") or if unrated, of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees, or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest.


The Fund may, for temporary defensive purposes, make substantial investments in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper and repurchase agreements.

WORLDWIDE REAL ESTATE FUND

OBJECTIVE:

Worldwide Real Estate Fund seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

POLICIES:

The Fund will, under normal conditions, invest at least 65% (and at times, nearly all) of its total assets in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets ("Real Estate Companies"). Equity securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, preferred shares and real estate investment trusts ("REITs"), American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), equity swaps, indexed securities and similar instruments whose values are tied to one or more equity securities are considered to be equity securities. These securities may be listed on securities exchanges or traded over-the-counter. A Real Estate Company is one that has at least 50% of its assets in, or derives at least 50% of its revenues or net profits from, the ownership, construction, financing, management or sale of residential, commercial, industrial or hospitality real estate. Real Estate Companies may include, among others: equity REITs; mortgage REITs; hybrid REITs; hotel companies; real estate brokers or developers; and companies which own significant real estate assets.

A REIT's assets generally consist primarily of interest in real estate and real estate loans. REITs are often classified as equity, mortgage or hybrids. An equity REIT owns interests in property and realizes income from rents and gain or loss from the sale of real estate interests. A mortgage REIT invests in real estate mortgage loans and realizes income from interest payments on the loans. A hybrid REIT invests in both equity and debt. An equity REIT may be an operating or financing company. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

The Fund pursues a flexible strategy of investing in diversified portfolio of securities of companies throughout the world including the United States. The percentage of the Fund's assets invested in particular geographic regions will shift from time to time in accordance with the judgment of the Adviser. The Fund will normally invest in at least three countries including the United States. The Adviser anticipates that the Fund will give particular consideration to investments in the United States, Canada, Hong Kong, Singapore, Malaysia, Japan, Australia, France, the Netherlands and the United Kingdom. The Fund may also invest in other non-U.S. markets, including emerging markets in Asia, Latin America and Eastern Europe.

The Fund may invest up to 35% of its assets in debt securities of Real Estate Companies and in equity and debt securities of non-Real Estate Companies, which may include issuers whose products and services are related to the real estate industry or which own real estate assets.

To attempt to protect against uncertainties in the markets or in anticipation of the need for cash to meet redemption requests or settlement of portfolio transactions, the Fund may, for temporary defensive purposes, invest in short-term debt securities and money market instruments in excess of 35% of its total assets. There is no limit on the amount of foreign currencies or short-term instruments denominated in a foreign currency the Fund may hold.

The Fund may invest more than 25% of its total assets in any one sector of the real estate industry or any real estate related industry. Because the Fund concentrates in a single industry, an investment in the Fund can be expected to be more volatile than an investment in funds that invest in many industries. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning and other laws, casualty or condemnation losses, variations or limitations in rental income, changes in neighborhood values, the appeal of properties to tenants, governmental actions, the ability of borrowers and tenants to make loan payments and rents, and increase in interest rates. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. They are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain exemption from the Act.

The Fund currently intends to limit its investments in debt securities rated lower than Baa by Moody's to 25% of its total assets. Purchase of a debt security is consistent with the Fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or other rating agency or is unrated but judged to be of equivalent rating quality by the Adviser. Up to 10% of total assets may be invested in unrated debt securities of issuers secured by real estate assets where the Adviser believes that the securities are trading at a discount and the underlying collateral will ensure repayment of principal. In such situations, it is conceivable the Fund could, in the event of default, end up holding the underlying real estate directly. See "Risk Factors--Debt Securities" and "Risk Factors--Low Rated or Unrated Debt Securities."

The Fund may, as described below in "Risk Factors," invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, indexed securities, currency exchange contracts and other similar securities as may be available in the market. The Fund may also invest up to 10% of its total assets in direct investments. For more information, see "Risk Factors--Direct Investments."

                                 RISK FACTORS

Assets of the Funds are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Funds may be subject to other special considerations, such as those listed below. See also "Risk Factors" in the Statement of Additional Information.

ASSET-BACKED SECURITIES

The Funds may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

BORROWING

The Funds may borrow up to 30% of the value of their net assets to increase their holdings of portfolio securities. Under the Act, each Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Funds may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Funds will be subject to certain limitations under the Act.

COMMERCIAL PAPER

Except for Worldwide Bond Fund, the Funds may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates, the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

When Issued Securities. New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain in a segregated account with their custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

DERIVATIVES

To protect against anticipated declines in the value of the Funds' investment holdings, the Funds may use options, forward and futures contracts, swaps and structured notes (Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund), and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Funds' investment adviser deems it desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Funds may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Funds' adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, a Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

When the Funds intend to acquire securities (or gold bullion or coins in the case of Worldwide Hard Assets Fund) for their portfolios, they may use call options or futures contracts as a means of fixing the price of the security (or gold) they intend to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Funds hold a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Funds would experience a loss as if they had owned the underlying security.

Currency Swaps

Except for Worldwide Bond Fund, the Funds may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, a Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. Worldwide Hard Assets may also enter into other asset swaps. Asset swaps are similar to currency swaps in that the performance of one Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Funds' investment adviser is incorrect in its forecasts of market values and currency exchange rates and/or Hard Assets values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

Foreign Currency and Foreign Currency Transactions

Changes in currency exchange rates may affect the Funds' net asset value and performance. There can be no assurance that the Funds' investment adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Funds may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce a Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Funds use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

The Funds will enter into forward contracts to duplicate a cash market transaction. Worldwide Bond Fund will not purchase or sell foreign currency as an investment. Worldwide Emerging Markets Fund, Worldwide Hard

Assets Fund and Worldwide Real Estate Fund may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Funds on their investments in the hedging positions.

Futures Contracts

The Funds may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. Worldwide Hard Assets Fund may also buy and sell commodity futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

A Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

Worldwide Hard Assets Fund may invest in commodity futures contracts and in options on commodity futures contracts, which involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the underlying commodities. If the Fund were required to take delivery of a commodity, it would be deemed illiquid and the Fund would bear the cost of storage and might incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus Worldwide Hard Assets Fund could be prevented from liquidating its positions and thus be subjected to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities" below and "Futures and Options Transactions" in the Statement of Additional Information.

Options

For hedging and other purposes (such as creating synthetic positions), each Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. See "Futures Contracts" above.

The Funds may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When a Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Funds may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Funds may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

DIRECT INVESTMENTS

Except for Worldwide Bond Fund, the Funds may invest up to 10% of their total assets in direct investments; however, the Funds (except for Worldwide Real Estate Fund) do not currently intend to invest more than 5% of their total net assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Funds may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Securities markets in these countries may trade a small number of securities, may have a limited number of issuers and a high proportion of shares of many issuers may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. In addition, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which a Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Limited liquidity may impair a Fund's ability to liquidate a position at the time and price it wishes to do so. In addition, a Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities.

FOREIGN SECURITIES

The Funds may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities also may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of a Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

The Funds may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries, as well as changes in United States or South African laws or regulations, may pose certain risks to the Funds' investments, and, under certain conditions, on the liquidity of the Funds' portfolios and their ability to meet shareholder redemption requests. Worldwide Emerging Markets Fund may invest in Russian issuers. Settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Fund will invest only in those Russian companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Fund's investment adviser.

In addition to investing directly in the securities of United States and foreign issuers, the Funds may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES

The Funds may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of their total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Funds may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Funds will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Funds might experience a loss if the borrowing broker-dealer breaches its agreement with the Funds.

LOW RATED OR UNRATED DEBT SECURITIES

The Funds may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as B by S&P and Moody's (Worldwide Bond
Fund) or CCC by S&P or Caa by Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Funds may lose interest and/or principal on such securities.

PRECIOUS METALS

Worldwide Hard Assets Fund may invest in precious metal coins, which have no numismatic value, and bullion. The value of these coins and bullion is based primarily on their precious metal content, and the sole source of return would be from gains or losses realized on their sale. Management believes precious metals investments could be a potential hedge against inflation, as well as an investment with possible growth potential. In addition, at the appropriate time, investments in precious metal coins or bullion could help to moderate fluctuations in the Fund's portfolio value, as at times the prices of precious metals have tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. In view of the established world market for precious metals, the daily value of precious metal coins is readily ascertainable and their liquidity is assured. The Fund will maintain its precious metal coins and bullion with Wilmington Trust Company.

Precious metal trading is a speculative activity and its markets at times volatile. There may be sharp fluctuations in prices, even during periods of rising prices. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Fund may be required, therefore, to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when it would not otherwise do so for investment reasons. The Fund incurs additional costs in storing gold bullion and coins, which are generally higher than custodial costs for securities.

REAL ESTATE SECURITIES

Although Worldwide Hard Assets Fund will not invest in real estate directly, the Fund may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. The Fund is therefore subject to certain risks associated with the real estate industry in general and REITs in particular. See "Investment Objectives and Policies--Worldwide Real Estate Fund" above and "Real Estate Securities" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Funds will enter into repurchase agreements with respect to securities in which they may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

SHORT SALES

Except for Worldwide Bond Fund, the Funds may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

The Funds will maintain in a segregated account cash not available for investment, U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any collateral required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Funds' net assets.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by the Adviser, and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

                           LIMITING INVESTMENT RISKS

While an investment in any of the Funds is not without risk, each Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. Worldwide Bond Fund will not invest more than 10% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-
    the-counter foreign currency options). Worldwide Emerging Markets Fund and Worldwide Real Estate Fund will not invest more than 15% of the value of their total net assets in such securities. It is a non-fundamental policy (i.e., it may be changed by action of the Board of Trustees) of Worldwide Hard Assets Fund that it will invest in illiquid securities to the extent permitted at any time by the Securities and Exchange Commission (currently 15% of total net assets).

  2. Each Fund except Worldwide Real Estate Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities, except that Worldwide Emerging Markets Fund may purchase more than 10% of any non-voting class of securities and Worldwide Bond Fund will not invest more than 25% of the value of its total assets in securities of any one industry.

  3. Each Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Funds' investment policies and restrictions is provided in the Statement of Additional Information.

                            PURCHASE OF SHARES

Shares of the Funds are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts. Shares of the Funds are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for each Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Funds are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Funds may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Funds are not open for business). Consequently, since the Funds will compute their net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Funds may be significantly affected on days when an investor has no access to the Funds. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in a Fund's best interest to do so. Certificates for shares of the Funds will not be issued.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of any Fund.

                           REDEMPTION OF SHARES

Shares of the Funds are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the insurance company's separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Funds is subject to daily fluctuations and the net asset value of the Funds' shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                       DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute their net investment income and any net realized capital gains resulting from their investment activity annually in January. All dividends and capital gains distributions paid on shares of the Funds are automatically reinvested in additional shares of that Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of each of the Funds previously ended on April 30; however, in August 1996 the Board of Trustees changed the Funds' fiscal year to December 31 beginning with December 31, 1996.

                                MANAGEMENT

TRUSTEES

The management of the Funds' business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, or an affiliate of the Adviser serve as investment adviser and manager to each of the Funds pursuant to Advisory Agreements with the Trust. The Adviser or its affiliate manage the investment operations of the Funds and furnish the Funds with a continuous investment program which includes determining which securities should be bought, sold or held.

Worldwide Bond Fund and Worldwide Hard Assets Fund each pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund, .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million. Worldwide Emerging Markets Fund and Worldwide Real Estate Fund each pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets which includes the fee paid to the Adviser for accounting and administrative services.

The Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1998, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.1 billion.

The Funds sell their shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Funds currently do not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of a Fund to any separate account or may suspend or terminate the offering of shares of a Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of a Fund.

PORTFOLIO MANAGERS

Derek S. van Eck--Co-Portfolio Manager of Worldwide Hard Assets Fund. He is Director of Global Investments and Executive Vice President of the Adviser, a Trustee of the Trust and an officer and/or portfolio manager of other mutual funds advised by the Adviser.

Charles Cameron--Co-Portfolio Manager of Worldwide Bond Fund. He serves as chief trader for the Adviser and is an officer of the Trust and of another mutual fund advised by the Adviser. Prior to joining Van Eck, Mr. Cameron was a trader in both the Eurobond and emerging markets for Standard Chartered Bank (1989-1995).

Gary Greenberg--Portfolio Manager of Worldwide Emerging Markets Fund. He is Managing Director and Chief Investment Officer of Van Eck Global Asset Management (Asia) Limited, Chief Investment Officer-International Equities of the Adviser and an officer and/or portfolio manager of other mutual funds advised by Van Eck Global Asset Management (Asia) Limited. Prior to joining Van Eck, Mr. Greenberg was Chief Investment Officer and Managing Director of Peregrine Asset Management (Hong Kong) Limited, a financial services firm (July 1994-February 1998), principal and portfolio manager at Wanger Asset Management Company (June 1992-June 1994) and an international securities analyst at Harris Associates (1989-1992).

Gregory Krenzer--Co-Portfolio Manager of Worldwide Bond Fund. He serves as a research analyst for the Adviser specializing in global fixed income securities and is the portfolio manager of the U.S. Government Money Fund series of Van Eck Funds.

Kevin Reid--Co-Portfolio Manager of Worldwide Hard Assets and Portfolio Manager of Worldwide Real Estate Fund. He serves as Director of Real Estate Research for the Adviser and is an officer of the Trust and an officer and/or portfolio manager of other mutual funds advised by the Adviser. Prior to joining Van Eck, Mr. Reid was employed by Trammell Crow Co., a real estate company (1988-August 1993) and was a principal in a private contracting firm (September 1993-1994).

EXPENSES

Each Fund bears all expenses of its operation other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Trust. In particular, the Funds pay: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of employees of the Adviser or its affiliate in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Funds are allocated among the Funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreements, the Adviser provides the Funds with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Funds. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Adviser will, pursuant to the Advisory Agreements, require each Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of each Fund, including general ledger and daily net asset value accounting. The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Funds and are being amortized by the Funds over sixty successive equal monthly installments.

The Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Funds. This has the effect of increasing the yield and total return of the Funds during this period.

                               ADVERTISING

From time to time the Funds may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

Worldwide Bond Fund may advertise performance in terms of 30-day yield, which is computed by dividing the net investment income per share earned during the 30 days by the offering price per share on the last day of the period. Yield of the Fund is a function of the kind and quality of the instruments in the Fund's portfolio, maturity, operating expenses and market conditions.

The Funds may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes all dividends and distributions by the Funds are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Funds may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of a Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Non-recurring expenses may be excluded from the calculation of rates of return with the result that returns may be higher than if such expenses were included. All other fees will be included in the calculation of rates of return.

The Funds may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Funds may compare their performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Bond Fund is rated in the "World Income Funds" category. Worldwide Hard Assets Fund is rated in the "Natural Resources Funds" category. Worldwide Bond Fund may be compared to the Salomon Smith Barney World Government Bond Index and the Morgan Stanley Capital International Indices. Worldwide Emerging Markets Fund may be compared to indices such as I.F.C. Investable Index and the following Morgan Stanley Capital International Indices: World Index, World Index Free, Kokusai Index, Emerging Markets Global Index and Emerging Markets Free Index. Worldwide Hard Assets Fund may be compared to indices such as the Ibbotson Hard Assets Index, the Standard & Poor's 500 or Morgan Stanley natural resource indices. Worldwide Real Estate Fund may be compared to the Salomon Smith Barney World Property Index, Morgan Stanley Capital International Real Estate Index, NAREIT Equity Index, Wilshire Real Estate Securities Index and Morgan Stanley REIT Index. See "Performance" in the Statement of Additional Information.

                                  TAXES

Each Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains. In addition, Section 817(h) of the Code requires that in order for insurance company variable annuity and life insurance contracts to be treated as such for federal tax purposes, the Funds must be adequately diversified. Each Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by
Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by an insurance company separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, described herein.

Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund are classified as diversified funds and Worldwide Bond Fund and Worldwide Real Estate Fund are classified as non-diversified funds under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year, must, in general, limit its investments in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund's assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of outstanding voting securities. A Fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another Fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new Funds.

Each share of a Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. On April 9, 1997, shareholders of Gold and Natural Resources Fund approved changes in the Fund's investment objective, policies and restrictions which, together with changes approved by the Board of Trustees, resulted in the Worldwide Hard Assets Fund as described in this Prospectus. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all Funds are entitled to vote on matters affecting all of the Funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

For further information about the Funds, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200) or write to the Funds at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Funds' transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

                  [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.


[Logo Appears Here]


Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016              Form # VEWWP1
www.vaneck.com                                          05/98


                                 VanEck Global

                           Worldwide Insurance Trust

                                  PROSPECTUS
                                  May 1, 1998

                              [Logo Appears Here]

                              Worldwide Bond Fund
                        Worldwide Emerging Markets Fund
                          Worldwide Hard Assets Fund
                          Worldwide Real Estate Fund

                              [Logo Appears Here]

                              [Logo Appears Here]

a tradition of global solutions designed for intelligent investment planning and diversification

PROSPECTUS                                                          May 1, 1998



                       VAN ECK WORLDWIDE INSURANCE TRUST

-------------------------------------------------------------------------------

                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
                                (212) 687-5200

                              WWW.VANECK.COM
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds. This Prospectus relates only to Van Eck Worldwide Emerging Markets Fund (the "Fund"). Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE EMERGING MARKETS FUND--seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Global Asset Management (Asia) Limited, a Hong Kong based wholly-owned subsidiary of Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to the Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.

                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

A Statement of Additional Information, dated May 1, 1998, which further discusses the Trust and the Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

Financial Highlights........................................................   3
The Trust...................................................................   4
Investment Objectives and Policies..........................................   4
Risk Factors................................................................   6
Limiting Investment Risks...................................................  12
Purchase of Shares..........................................................  13
Redemption of Shares........................................................  13
Dividends and Distributions.................................................  14
Management..................................................................  14
Advertising.................................................................  15
Taxes.......................................................................  16
Description of the Trust....................................................  16
Additional Information......................................................  17

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of the Fund outstanding for the year or period indicated. The Financial Highlights presented have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Fund's Annual Report, which is incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report. The Annual Report also contains additional performance information and is available upon request and without charge.

WORLDWIDE EMERGING MARKETS FUND

                            FOR THE YEAR      FOR THE EIGHT      FOR THE PERIOD
                                ENDED         MONTHS ENDED    DECEMBER 21, 1995(A)
                          DECEMBER 31, 1997 DECEMBER 31, 1996  TO APRIL 30, 1996
                          ----------------- ----------------- --------------------
Net Asset Value, Begin-
 ning of Period.........       $ 12.49           $ 10.95            $ 10.00
                               -------           -------            -------
  Income From Investment
   Operations:
    Net Investment In-
     come...............          0.14               .01(b)            0.07(b)
    Net Gain (Loss) on
     Securities (both
     realized and
     unrealized)........         (1.58)             1.59               0.88
                               -------           -------            -------
  Total From Investment
   Operations...........         (1.44)             1.60               0.95
                               -------           -------            -------
  Less Distributions:
    Distributions from
     net investment in-
     come...............         (0.05)            (0.06)                --
                               -------           -------            -------
Net Asset Value, End of
 Period.................       $ 11.00           $ 12.49            $ 10.95
                               =======           =======            =======
Total Return (c)........        (11.61%)           14.66%              9.50%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY
 DATA
Net Assets, End of Pe-
 riod (000).............       $92,433           $15,355            $   597
Ratio of Gross Expenses
 to Average Net Assets..          1.34%             2.64%(d)           2.06%(d)
Ratio of Net Expenses to
 Average Net Assets.....          0.80%             0.00%(d)           0.00%(d)
Ratio of Net Income to
 Average Net Assets.....          0.91%             0.74%(d)           1.89%(d)
Portfolio Turnover Rate.        142.39%            29.53%             45.89%
Average Commission Rate
 Paid...................       $0.0011           $0.0029            $0.0124

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year ended were not annualized.
(d) Annualized.

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Emerging Markets Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended, (the "Act"). (See "Description of the Trust.")

                      INVESTMENT OBJECTIVES AND POLICIES

A description of the investment objectives and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objectives. In addition, global investing involves economic and political considerations, which may favorably or unfavorably affect the Fund's performance. For further information about the Fund's investment policies, see "Risk Factors" below and "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE EMERGING MARKETS FUND

OBJECTIVE:

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

POLICIES:

In pursuit of its investment objective, the Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita as well as the potential for rapid economic growth. Specifically, an "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Eastern Europe and Africa. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe. It is expected that the Fund will normally invest in at least three different countries. While many emerging markets are experiencing rapid growth by U.S. standards, such markets are still developing and considerably less liquid. Investors can expect there will be periods of volatility and reduced liquidity in these markets. The Fund involves above-average risk, and as such, is designed as a long-term investment. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Markets Securities" below.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Countries and emerging market equity securities. The Fund considers emerging market securities to include securities that (i) principally trade in the capital markets of an emerging market country; (ii) are of companies that derive at least 50% of total revenues from either goods produced or services performed in emerging market countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) are of companies organized under the laws of, and with a principal office in, an Emerging Country; (iv) are of investment companies (such as country funds) that principally invest in emerging market securities; and (v) are American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). The Fund will not invest more than 25% of its assets in debt securities rated below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service Inc. ("Moody's"). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governmental, banking and private entities. See "Risk Factors--Debt Securities" and "Risk Factors--Low Rated or Unrated Debt Securities".

The Fund may, as described below in "Risk Factors," invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and additional risks that are described below.

The Fund may invest indirectly in emerging markets by investing in other investment companies due to restrictions on direct investment by foreign entities in certain emerging market countries. Such investments may involve the payment of premiums above the net asset value of the companies' portfolio securities; are subject to limitations under the Act and the Internal Revenue Code; are constrained by market availability; and would have the Fund bearing its ratable share of that investment company's expenses, including its advisory and administration fees. The Fund's investment adviser has agreed to waive its management fee with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to any investments in shares of closed-end investment companies.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by Duff & Phelps ("D&P") or if unrated, will be of comparable high quality as determined by the Fund's investment adviser.

                                 RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below. See also "Risk Factors" in the Statement of Additional Information.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

COMMERCIAL PAPER

The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

When Issued Securities. New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund does not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

DERIVATIVES

To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, swaps and structured notes, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Fund's investment adviser deems it desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Fund's adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

When the Fund intends to acquire securities for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

Currency Swaps

The Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Fund's investment adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

Foreign Currency and Foreign Currency Transactions

Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Fund's investment adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund uses options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

The Fund will enter into forward contracts to duplicate a cash market transaction. Worldwide Emerging Markets may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

Futures Contracts

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. See "Risk Factors--Foreign Securities" below and "Futures and Options Transactions" in the Statement of Additional Information.

Options

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. See "Futures Contracts" above.

The Fund may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments; however, the Fund does not currently intend to invest more than 5% of its total net assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Securities markets in these countries may trade a small number of securities, may have a limited number of issuers and a high proportion of shares of many issuers may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. In addition, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. In addition, the Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities.

FOREIGN SECURITIES

The Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities also may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

The Fund may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries, as well as changes in United States or South African laws or regulations, may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolio and its ability to meet shareholder redemption requests. Worldwide Emerging Markets Fund may invest in Russian issuers. Settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Fund will invest only in those Russian companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Fund's investment adviser.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience a loss if the borrowing broker-dealer breaches its agreement with the Fund.

LOW RATED OR UNRATED DEBT SECURITIES

The Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as CCC by S&P or Caa by Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities.





REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which they may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

SHORT SALES

The Fund may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

The Fund will maintain in a segregated account cash not available for investment, U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any collateral required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. Worldwide Emerging Markets Fund will not invest more than 15% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options).

  2. The Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities, except that Worldwide Emerging Markets Fund may purchase more than 10% of any non-voting class of securities.

  3. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                              PURCHASE OF SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts. Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

                             REDEMPTION OF SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the insurance company's separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                       DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income and any net realized capital gains resulting from its investment activity annually in January. All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund previously ended on April 30; however, in August 1996 the Board of Trustees changed the Fund's fiscal year to December 31 beginning with December 31, 1996.

                                  MANAGEMENT

TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, or an affiliate of the Adviser serve as investment adviser and manager to the Fund pursuant to an Advisory Agreement with the Trust. The Adviser or its affiliate manage the investment operations of the Fund and furnish the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Worldwide Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets which includes the fee paid to the Adviser for accounting and administrative services.

The Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1998, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.1 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for its variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

PORTFOLIO MANAGER


Gary Greenberg--Portfolio Manager of Worldwide Emerging Markets Fund. He is Managing Director and Chief Investment Officer of Van Eck Global Asset Management (Asia) Limited, Chief Investment Officer-International Equities of the Adviser and an officer and/or portfolio manager of other mutual funds advised by Van Eck Global Asset Management (Asia) Limited. Prior to joining Van Eck, Mr. Greenberg was Chief Investment Officer and Managing Director of Peregrine Asset Management (Hong Kong) Limited, a financial services firm (July 1994-February 1998), principal and portfolio manager at Wanger Asset Management Company (June 1992-June 1994) and an international securities analyst at Harris Associates (1989-1992).


EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of employees of the Adviser or its affiliate in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Fund and other funds of the Trust are allocated among the Fund and such other funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting. The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

The Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

                                  ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Non-recurring expenses may be excluded from the calculation of rates of return with the result that returns may be higher than if such expenses were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Emerging Markets Fund may be compared to indices such as I.F.C. Investable Index and the following Morgan Stanley Capital International Indices: World Index, World Index Free, Kokusai Index, Emerging Markets Global Index and Emerging Markets Free Index. See "Performance" in the Statement of Additional Information.

                                     TAXES

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains. In addition, Section 817(h) of the Code requires that in order for insurance company variable annuity and life insurance contracts to be treated as such for federal tax purposes, the Fund must be adequately diversified. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by
Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by an insurance company separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund.

Worldwide Emerging Markets Fund is classified as a diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new funds.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants.

The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all funds are entitled to vote on matters affecting all of the funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual fund, a separate vote of that fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting the Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200) or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.


[Logo appears here]

Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016      Form # VEWEmp1
www.vaneck.com                                   05/98



                                 VanEck Global

                           Worldwide Insurance Trust

                                  PROSPECTUS
                                  May 1, 1998

                              [Logo appears here]


                        Worldwide Emerging Markets Fund

                              [Logo appears here]

                              [Logo appears here]

a tradition of global solutions designed for intelligent investment planning and diversification

PROSPECTUS                                                          May 1, 1998



                       VAN ECK WORLDWIDE INSURANCE TRUST

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                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
                                (212) 687-5200

                              WWW.VANECK.COM
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Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds. This Prospectus relates only to Van Eck Worldwide Real Estate Fund (the "Fund"). Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE REAL ESTATE FUND--seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to the Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.


                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

A Statement of Additional Information, dated May 1, 1998, which further discusses the Trust and the Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

Financial Highlights........................................................   3
The Trust...................................................................   4
Investment Objectives and Policies..........................................   4
Risk Factors................................................................   6
Limiting Investment Risks...................................................  12
Purchase of Shares..........................................................  13
Redemption of Shares........................................................  13
Dividends and Distributions.................................................  13
Management..................................................................  14
Advertising.................................................................  15
Taxes.......................................................................  16
Description of the Trust....................................................  16
Additional Information......................................................  17

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of the Fund outstanding for the year or period indicated. The Financial Highlights presented have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Fund's Annual Report, which is incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report. The Annual Report also contains additional performance information and is available upon request and without charge.

WORLDWIDE REAL ESTATE FUND

                                                                FOR THE PERIOD
                                                               JUNE 23, 1997 (A)
                                                                TO DECEMBER 31,
                                                                     1997
                                                               -----------------
Net Asset Value, Beginning of Period..........................      $ 10.00
                                                                    -------
  Income From Investment Operations:
    Net Investment Income.....................................         0.18
    Net Gains on Securities (both realized and unrealized)....         1.78
                                                                    -------
  Total From Investment Operations............................         1.96
                                                                    -------
  Less Distributions:
    Distributions from net investment income..................           --
                                                                    -------
Net Asset Value, End of Period................................      $ 11.96
                                                                    =======
Total Return (b)..............................................        19.60%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)...............................      $   844
Ratio of Gross Expenses to Average Net Assets(c)..............         4.92%
Ratio of Net Expenses to Average Net Assets(c)................         0.00%
Ratio of Net Income to Average Net Assets(c)..................         3.62%
Portfolio Turnover Rate.......................................          123%
Average Commission Rate Paid..................................      $0.0619

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------
(a) Commencement of operations.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, and a redemption on the last day of the period. Total return is not annualized.
(c) Annualized.

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Real Estate Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended, (the "Act"). (See "Description of the Trust.")

                      INVESTMENT OBJECTIVES AND POLICIES

A description of the investment objectives and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objectives. In addition, global investing involves economic and political considerations, which may favorably or unfavorably affect the Fund's performance. For further information about the Fund's investment policies, see "Risk Factors" below and "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE REAL ESTATE FUND

OBJECTIVE:

Worldwide Real Estate Fund seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

POLICIES:

The Fund will, under normal conditions, invest at least 65% (and at times, nearly all) of its total assets in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets ("Real Estate Companies"). Equity securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, preferred shares and real estate investment trusts ("REITs"), American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), equity swaps, indexed securities and similar instruments whose values are tied to one or more equity securities are considered to be equity securities. These securities may be listed on securities exchanges or traded over-the-counter. A Real Estate Company is one that has at least 50% of its assets in, or derives at least 50% of its revenues or net profits from, the ownership, construction, financing, management or sale of residential, commercial, industrial or hospitality real estate. Real Estate Companies may include, among others: equity REITs; mortgage REITs; hybrid REITs; hotel companies; real estate brokers or developers; and companies which own significant real estate assets.

A REIT's assets generally consist primarily of interest in real estate and real estate loans. REITs are often classified as equity, mortgage or hybrids. An equity REIT owns interests in property and realizes income from rents and gain or loss from the sale of real estate interests. A mortgage REIT invests in real estate mortgage loans and realizes income from interest payments on the loans. A hybrid REIT invests in both equity and debt. An equity REIT may be an operating or financing company. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

The Fund pursues a flexible strategy of investing in diversified portfolio of securities of companies throughout the world including the United States. The percentage of the Fund's assets invested in particular geographic regions will shift from time to time in accordance with the judgment of the Adviser. The Fund will normally invest in at least three countries including the United States. The Adviser anticipates that the Fund will give particular consideration to investments in the United States, Canada, Hong Kong, Singapore, Malaysia, Japan, Australia, France, the Netherlands and the United Kingdom. The Fund may also invest in other non-U.S. markets, including emerging markets in Asia, Latin America and Eastern Europe.

The Fund may invest up to 35% of its assets in debt securities of Real Estate Companies and in equity and debt securities of non-Real Estate Companies, which may include issuers whose products and services are related to the real estate industry or which own real estate assets.

To attempt to protect against uncertainties in the markets or in anticipation of the need for cash to meet redemption requests or settlement of portfolio transactions, the Fund may, for temporary defensive purposes, invest in short-term debt securities and money market instruments in excess of 35% of its total assets. There is no limit on the amount of foreign currencies or short-term instruments denominated in a foreign currency the Fund may hold.

The Fund may invest more than 25% of its total assets in any one sector of the real estate industry or any real estate related industry. Because the Fund concentrates in a single industry, an investment in the Fund can be expected to be more volatile than an investment in funds that invest in many industries. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning and other laws, casualty or condemnation losses, variations or limitations in rental income, changes in neighborhood values, the appeal of properties to tenants, governmental actions, the ability of borrowers and tenants to make loan payments and rents, and increase in interest rates. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. They are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain exemption from the Act.

The Fund currently intends to limit its investments in debt securities rated lower than Baa by Moody's Investors Service Inc. ("Moody's") to 25% of its total assets. Purchase of a debt security is consistent with the Fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by Standard & Poor's Corporation ("S&P"), or other rating agency or is unrated but judged to be of equivalent rating quality by the Adviser. Up to 10% of total assets may be invested in unrated debt securities of issuers secured by real estate assets where the Adviser believes that the securities are trading at a discount and the underlying collateral will ensure repayment of principal. In such situations, it is conceivable the Fund could, in the event of default, end up holding the underlying real estate directly. See "Risk Factors--Debt Securities" and "Risk Factors--Low Rated or Unrated Debt Securities."

The Fund may, as described below in "Risk Factors," invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, indexed securities, currency exchange contracts and other similar securities as may be available in the market. The Fund may also invest up to 10% of its total assets in direct investments. For more information, see "Risk Factors--Direct Investments."

                                 RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below. See also "Risk Factors" in the Statement of Additional Information.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

COMMERCIAL PAPER

The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

When Issued Securities. New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund does not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

DERIVATIVES

To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, swaps and structured notes, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Fund's investment adviser deems it desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Fund's adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

When the Fund intends to acquire securities for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

Currency Swaps

The Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Fund's investment adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

Foreign Currency and Foreign Currency Transactions

Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Fund's investment adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund uses options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

The Fund will enter into forward contracts to duplicate a cash market transaction. Worldwide Real Estate Fund may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

Futures Contracts

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. See "Risk Factors--Foreign Securities" below and "Futures and Options Transactions" in the Statement of Additional Information.

Options

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. See "Futures Contracts" above.

The Fund may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Securities markets in these countries may trade a small number of securities, may have a limited number of issuers and a high proportion of shares of many issuers may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. In addition, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. In addition, the Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities.

FOREIGN SECURITIES

The Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities also may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

The Fund may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries, as well as changes in United States or South African laws or regulations, may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolio and its ability to meet shareholder redemption requests.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience a loss if the borrowing broker-dealer breaches its agreement with the Fund.

LOW RATED OR UNRATED DEBT SECURITIES

The Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as CCC by S&P or Caa by Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities.


REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which they may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

SHORT SALES

The Fund may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

The Fund will maintain in a segregated account cash not available for investment, U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any collateral required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. Worldwide Real Estate Fund will not invest more than 15% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options).

  2. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                              PURCHASE OF SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts. Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

                             REDEMPTION OF SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the insurance company's separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                       DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income and any net realized capital gains resulting from its investment activity annually in January. All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund previously ended on April 30; however, in August 1996 the Board of Trustees changed the Fund's fiscal year to December 31 beginning with December 31, 1996.

                                  MANAGEMENT

TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to the Fund pursuant to an Advisory Agreement with the Trust. The Adviser manages the investment operations of the Fund and furnishes the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Worldwide Real Estate Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets which includes the fee paid to the Adviser for accounting and administrative services.

The Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1998, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.1 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for its variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

PORTFOLIO MANAGER

Kevin Reid--Portfolio Manager of Worldwide Real Estate Fund. He is also co-portfolio manager of the Trust's Worldwide Hard Assets Fund. He serves as Director of Real Estate Research for the Adviser and is an officer of the Trust and an officer and/or portfolio manager of other mutual funds advised by the Adviser. Prior to joining Van Eck, Mr. Reid was employed by Trammell Crow Co., a real estate company (1988-August 1993) and was a principal in a private contracting firm (September 1993-1994).

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of employees of the Adviser in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Fund and other funds of the Trust are allocated among the Fund and such other funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting. The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

The Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

                                  ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Non-recurring expenses may be excluded from the calculation of rates of return with the result that returns may be higher than if such expenses were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Real Estate Fund may be compared to the Salomon Smith Barney World Property Index, Morgan Stanley Capital International Real Estate Index, NAREIT Equity Index, Wilshire Real Estate Securities Index and Morgan Stanley REIT Index. See "Performance" in the Statement of Additional Information.

                                     TAXES

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains. In addition, Section 817(h) of the Code requires that in order for insurance company variable annuity and life insurance contracts to be treated as such for federal tax purposes, the Fund must be adequately diversified. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by
Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by an insurance company separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund.

Worldwide Real Estate Fund is classified as a non-diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year, must, in general, limit its investments in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund's assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of the outstanding voting securities. A fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new funds.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust

Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all funds are entitled to vote on matters affecting all of the funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual fund, a separate vote of that fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting the Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200) or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

[Logo appears here]

Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016  Form # VEWREP1
www.vaneck.com  05/98


                                 VanEck Global

                              Worldwide Insurance
                                     Trust

                                  PROSPECTUS
                                  May 1, 1998

                              [Logo appears here]

                          Worldwide Real Estate Fund

                              [Logo appears here]

                              [Logo appears here]

a tradition of global solutions designed for intelligent investment planning and diversification

PROSPECTUS                                                          May 1, 1998



                       VAN ECK WORLDWIDE INSURANCE TRUST

-------------------------------------------------------------------------------

                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
                                (212) 687-5200

                              WWW.VANECK.COM
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds. This Prospectus relates only to Van Eck Worldwide Bond Fund (the "Fund"). Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE BOND FUND--seeks high total return through a flexible policy of investing globally, primarily in debt securities.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to the Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.


                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

A Statement of Additional Information, dated May 1, 1998, which further discusses the Trust and the Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

Financial Highlights........................................................   3
The Trust...................................................................   4
Investment Objectives and Policies..........................................   4
Risk Factors................................................................   5
Limiting Investment Risks...................................................  10
Purchase of Shares..........................................................  11
Redemption of Shares........................................................  11
Dividends and Distributions.................................................  11
Management..................................................................  12
Advertising.................................................................  13
Taxes.......................................................................  14
Description of the Trust....................................................  14
Additional Information......................................................  15

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of the Fund outstanding for the year or period indicated. The Financial Highlights presented for all periods after April 30, 1992 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Fund's Annual Report, which is incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report. The Annual Report also contains additional performance information and is available upon request and without charge.

                                                         WORLDWIDE BOND FUND
                          ------------------------------------------------------------------------------------------
                                         FOR THE
                                          EIGHT
                                          MONTHS
FOR A SHARE OUTSTANDING    YEAR ENDED     ENDED                       YEAR ENDED APRIL 30,
THROUGHOUT EACH PERIOD    DECEMBER 31, DECEMBER 31, ----------------------------------------------------------------
                              1997         1996       1996      1995       1994     1993     1992     1991    1990+
                          ------------ ------------ --------  --------    -------  -------  -------  -------  ------
Net Asset Value,
 Beginning of Period....    $  11.10     $  10.88   $  11.46  $  10.05    $ 10.62  $ 11.57  $ 10.82  $ 10.10  $10.00
                            --------     --------   --------  --------    -------  -------  -------  -------  ------
Income From Investment
 Operations:
 Net Investment Income..        0.48         0.36       0.58      0.68(c)    0.63     0.81     0.62     1.03    0.26
 Net Gains (Loss) on
  Securities
  (both realized and
  unrealized)...........       (0.23)        0.17      (0.34)     0.77      (0.37)   (0.75)    0.67     0.19   (0.16)
                            --------     --------   --------  --------    -------  -------  -------  -------  ------
Total From Investment
 Operations.............        0.25         0.53       0.24      1.45       0.26     0.06     1.29     1.22    0.10
                            --------     --------   --------  --------    -------  -------  -------  -------  ------
Less Distributions:
 Dividends from net
  investment income.....       (0.36)       (0.31)     (0.82)    (0.04)     (0.72)   (0.83)   (0.53)   (0.50)    --
 Dividends from net
  realized gains/
  Distributions from
  capital gains.........         --           --         --        --       (0.11)   (0.18)   (0.01)     --      --
                            --------     --------   --------  --------    -------  -------  -------  -------  ------
Total Distributions.....       (0.36)       (0.31)     (0.82)    (0.04)     (0.83)   (1.01)   (0.54)   (0.50)   0.00
                            --------     --------   --------  --------    -------  -------  -------  -------  ------
Net Asset Value, End of
 Period.................    $  10.99     $  11.10   $  10.88  $  11.46    $ 10.05  $ 10.62  $ 11.57  $ 10.82  $10.10
                            ========     ========   ========  ========    =======  =======  =======  =======  ======
Total Return(a).........        2.38%        4.98%      2.07%    14.51%      2.49%    0.38%   12.21%   12.37%   1.00%
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of
 Period (000)...........    $112,461     $118,676   $107,541  $113,466    $80,908  $66,035  $40,930  $15,046  $2,237
Ratio of Gross Expenses
 to Average Net
 Assets(b)..............        1.12%        1.17%*     1.10%     0.99%       --       --       --      1.14%   2.80%
Ratio of Net Expenses to
 Average Net Assets.....        1.12%        1.16%*     1.08%     0.98%      0.93%    1.01%    1.05%    0.50%    --
Ratio of Net Income to
 Average Net Assets.....        4.31%        4.99%*     5.26%     6.24%      6.47%    8.47%    8.55%    9.75%   9.22%*
Portfolio Turnover Rate.      135.36%       73.95%    208.05%   265.87%     37.59%  248.21%  231.34%  341.01%  12.23%*
Average Commission Rate
 Paid(d)................

-------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions of capital gains at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year were not annualized.
(b) With respect to Worldwide Hard Assets Fund and Worldwide Bond Fund, as of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.
(c) Based on average shares outstanding.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades in which a commission is charged.
* Annualized
+ From September 1, 1989 (commencement of operations) to April 30, 1990.

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Bond Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended, (the "Act"). (See "Description of the Trust.")

                      INVESTMENT OBJECTIVES AND POLICIES

A description of the investment objectives and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objectives. In addition, global investing involves economic and political considerations, which may favorably or unfavorably affect the Fund's performance. For further information about the Fund's investment policies, see "Risk Factors" below and "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE BOND FUND

OBJECTIVE:

Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

POLICIES:

Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its investment objective by taking advantage of investment opportunities throughout the world. The Fund may emphasize either component of total return. Capital appreciation will result during times of declining interest rates and, with respect to investing globally, as a result of foreign currency fluctuations relative to a declining dollar. Normally, the Fund will have at least 65% of its total assets invested in bonds of varying maturities.

The long-term assets of the Fund will consist of debt securities rated B or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service Inc. ("Moody's") or if unrated, of comparable quality in the judgment of the Adviser. Debt securities rated BBB (investment grade), BB or B will not exceed 25% of total net assets. Debt rated BB or B is lower quality debt (commonly referred to as "junk bonds"). Lower rated debt may offer higher returns, but also presents a greater risk of default than do higher rated securities. As to debt securities rated BBB, BB or B, it is the Adviser's current intention to invest only in debt issued by a government or one of its agencies, instrumentalities, political subdivisions or authorities. For a further discussion of debt securities see "Risk Factors" below.

During normal market conditions, the Fund expects to invest in debt securities, such as obligations issued or guaranteed by a government or any of its political subdivisions, agencies or instrumentalities, or by a supranational organization chartered to promote economic development such as the World Bank or European Economic Community, bonds, debentures, notes, commercial paper, time deposits, certificates of deposit and repurchase agreements, as well as debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. Government and its agencies having varied maturities, consisting of obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the "full faith and credit" of the United States. In addition to direct obligations of the U.S. Treasury such as Treasury bonds, notes and bills, these include securities issued or guaranteed by different agencies such as the Federal Housing Administration, the Government National Mortgage Association and the Small Business Administration.

The average maturity of the debt securities in the Fund's portfolio will be based on the Adviser's judgment as to future interest rate changes. The Adviser expects the average maturity to be between three and ten years. There is no limit on the amount the Fund may invest in any one country or in securities denominated in the currency of any one country. Normally the Fund will invest in three countries besides the United States.

The Fund may invest up to 5% of its assets at the time of purchase in warrants. The Fund may invest up to 5% of its assets at the time of purchase in preferred stocks and preferred stocks which may be convertible into common stock. The Fund may invest in collateralized mortgage obligations. The Fund may buy and sell financial futures contracts and options on financial futures contracts and may write, purchase or sell puts and calls on foreign currencies and securities. The Fund may invest in "when-issued" securities and securities of foreign issuers. In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio). For a further discussion of these investments, see "Risk Factors."

When the Adviser determines that a temporary defensive strategy is warranted, the Fund may invest in securities maturing in 13 months or less. In addition, the Fund may invest solely in the securities of one country such as the United States when economic conditions warrant, such as an extreme undervaluation of the currency and exceptionally high returns of that country's currency relative to other currencies. During periods of less favorable economic and/or market conditions, the Fund may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.




                                 RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below. See also "Risk Factors" in the Statement of Additional Information.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

When Issued Securities. New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund does not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

DERIVATIVES

To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Fund's investment adviser deems it desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract or put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may also use futures contracts and options and forward contracts as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Fund's adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

When the Fund intends to acquire securities for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

Foreign Currency and Foreign Currency Transactions

Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Fund's investment adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund uses options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

The Fund will enter into forward contracts to duplicate a cash market transaction. Worldwide Bond Fund will not purchase or sell foreign currency as an investment. See also "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

Futures Contracts

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. See "Risk Factors--Foreign Securities" below and "Futures and Options Transactions" in the Statement of Additional Information.

Options

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. See "Futures Contracts" above.

The Fund may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

EMERGING MARKETS SECURITIES

Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Securities markets in these countries may trade a small number of securities, may have a limited number of issuers and a high proportion of shares of many issuers may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. In addition, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. In addition, the Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities.

FOREIGN SECURITIES

The Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities also may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

The Fund may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries, as well as changes in United States or South African laws or regulations, may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolio and its ability to meet shareholder redemption requests.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S.

Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience a loss if the borrowing broker-dealer breaches its agreement with the Fund.

LOW RATED OR UNRATED DEBT SECURITIES

The Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as B by S&P and Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities.




REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which they may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. Worldwide Bond Fund will not invest more than 10% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options).

  2. The Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities, except that Worldwide Bond Fund will not invest more than 25% of the value of its total assets in securities of any one industry.

  3. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                              PURCHASE OF SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts. Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

                             REDEMPTION OF SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the insurance company's separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                       DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income and any net realized capital gains resulting from its investment activity annually in January. All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund previously ended on April 30; however, in August 1996 the Board of Trustees changed the Fund's fiscal year to December 31 beginning with December 31, 1996.

                                  MANAGEMENT

TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to the Fund pursuant to an Advisory Agreement with the Trust. The Adviser manages the investment operations of the Fund and furnishes the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Worldwide Bond Fund pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund, .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million.

The Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1998, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.1 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for its variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

PORTFOLIO MANAGERS

Charles Cameron--Co-Portfolio Manager of Worldwide Bond Fund. He serves as chief trader for the Adviser and is an officer of the Trust and of another mutual fund advised by the Adviser. Prior to joining Van Eck, Mr. Cameron was a trader in both the Eurobond and emerging markets for Standard Chartered Bank (1989-1995).

Gregory Krenzer--Co-Portfolio Manager of Worldwide Bond Fund. He serves as a research analyst for the Adviser specializing in global fixed income securities and is the portfolio manager of the U.S. Government Money Fund series of Van Eck Funds.

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of employees of the Adviser in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Fund and other funds of the Trust are allocated among the Fund and such other funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting. The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

The Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

                                  ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

Worldwide Bond Fund may advertise performance in terms of 30-day yield, which is computed by dividing the net investment income per share earned during the 30 days by the offering price per share on the last day of the period. Yield of the Fund is a function of the kind and quality of the instruments in the Fund's portfolio, maturity, operating expenses and market conditions.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Non-recurring expenses may be excluded from the calculation of rates of return with the result that returns may be higher than if such expenses were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Bond Fund is rated in the "World Income Funds" category. Worldwide Bond Fund may be compared to the Salomon Smith Barney World Government Bond Index and the Morgan Stanley Capital International Indices. See "Performance" in the Statement of Additional Information.

                                     TAXES

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains. In addition, Section 817(h) of the Code requires that in order for insurance company variable annuity and life insurance contracts to be treated as such for federal tax purposes, the Fund must be adequately diversified. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by
Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by an insurance company separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund.

Worldwide Bond Fund is classified as a non-diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year, must, in general, limit its investments in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund's assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of the outstanding voting securities. A fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new funds.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust

Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all funds are entitled to vote on matters affecting all of the funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual fund, a separate vote of that fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting the Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200) or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.


[Logo Appears Here]


Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016  Form # VEWBP1
www.vaneck.com  05/98



                                 VanEck Global

                           Worldwide Insurance Trust

                                  PROSPECTUS
                                  May 1, 1998

                              [Logo Appears Here]

                              Worldwide Bond Fund

                              [Logo Appears Here]

                              [Logo Appears Here]

a tradition of global solutions designed for intelligent investment planning and diversification

PROSPECTUS                                                          May 1, 1998



                       VAN ECK WORLDWIDE INSURANCE TRUST

-------------------------------------------------------------------------------

                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
                                (212) 687-5200

                              WWW.VANECK.COM
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds. This Prospectus relates only to Van Eck Worldwide Hard Assets Fund (the "Fund"). Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND)--seeks long-term capital appreciation by investing globally, primarily in "Hard Asset Securities." Income is a secondary consideration.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to the Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.


                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

A Statement of Additional Information, dated May 1, 1998, which further discusses the Trust and the Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

Financial Highlights........................................................   3
The Trust...................................................................   4
Investment Objectives and Policies..........................................   4
Risk Factors................................................................   6
Limiting Investment Risks...................................................  14
Purchase of Shares..........................................................  14
Redemption of Shares........................................................  15
Dividends and Distributions.................................................  15
Management..................................................................  15
Advertising.................................................................  17
Taxes.......................................................................  17
Description of the Trust....................................................  17
Additional Information......................................................  19

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of the Fund outstanding for the year or period indicated. The Financial Highlights presented for all periods after April 30, 1992 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Fund's Annual Report, which is incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report. The Annual Report also contains additional performance information and is available upon request and without charge.

                                                     WORLDWIDE HARD ASSETS FUND
                          ----------------------------------------------------------------------------------------
                                         FOR THE
                                          EIGHT
                              YEAR        MONTHS
FOR A SHARE OUTSTANDING      ENDED        ENDED                      YEAR ENDED APRIL 30,
THROUGHOUT EACH PERIOD    DECEMBER 31, DECEMBER 31, --------------------------------------------------------------
                              1997         1996       1996      1995     1994     1993     1992     1991    1990+
                          ------------ ------------ --------  --------  -------  -------  ------   ------   ------
Net Asset Value,
 Beginning of Period....    $  16.72     $  16.92   $  13.49  $  13.11  $ 10.61  $  8.25  $ 8.85   $ 9.51   $10.00
                            --------     --------   --------  --------  -------  -------  ------   ------   ------
Income From Investment
 Operations:
 Net Investment Income..        0.09         0.02       0.12      0.08     0.07     0.01    0.04     0.16     0.08
 Net Gains (Loss) on
  Securities (both
  realized and
  unrealized)...........       (0.36)        0.09       3.44      0.37     2.47     2.39   (0.53)   (0.69)   (0.57)
                            --------     --------   --------  --------  -------  -------  ------   ------   ------
Total From Investment
 Operations.............       (0.27)        0.11       3.56      0.45     2.54     2.40   (0.49)   (0.53)   (0.49)
                            --------     --------   --------  --------  -------  -------  ------   ------   ------
Less Distributions:
 Dividends from net
  investment income.....       (0.31)       (0.16)     (0.13)    (0.07)   (0.04)   (0.04)  (0.11)   (0.13)     --
 Dividends from net
  realized gains/
  Distributions from
  capital gains.........       (0.42)       (0.15)       --        --       --       --      --       --       --
                            --------     --------   --------  --------  -------  -------  ------   ------   ------
Total Distributions.....       (0.73)       (0.31)     (0.13)    (0.07)   (0.04)   (0.04)  (0.11)   (0.13)    0.00
                            --------     --------   --------  --------  -------  -------  ------   ------   ------
Net Asset Value, End of
 Period.................    $  15.72     $  16.72   $  16.92  $  13.49  $ 13.11  $ 10.61  $ 8.25   $ 8.85   $ 9.51
                            ========     ========   ========  ========  =======  =======  ======   ======   ======
Total Return(a).........       (1.67%)       0.60%     26.66%     3.43%   23.96%   29.19%  (5.62%)  (5.67%)  (4.90%)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of
 Period (000)...........    $155,933     $167,417   $186,370  $127,320  $81,248  $30,896  $9,836   $6,936   $3,660
Ratio of Gross Expenses
 to Average Net
 Assets(b)..............        1.18%        1.24%*     1.08%      --       --       --      --      1.21%    1.87%
Ratio of Net Expenses to
 Average Net Assets.....        1.17%        1.23%*     1.08%     0.96%    0.96%    1.61%   1.32%    0.52%     --
Ratio of Net Income to
 Average Net Assets.....        0.64%         .10%*     0.81%     0.71%    0.64%    0.25%   0.60%    2.10%    2.46%*
Portfolio Turnover Rate.      102.82%       46.14%     26.37%    23.30%   15.84%   14.61%   0.48%   21.86%    5.09%*
Average Commission Rate
 Paid(c)................    $ 0.0594       $.0305    $0.0310

-------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions of capital gains at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year were not annualized.
(b) With respect to Worldwide Hard Assets Fund and Worldwide Bond Fund, as of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.

(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades in which a commission is charged.
* Annualized
+ From September 1, 1989 (commencement of operations) to April 30, 1990.

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Hard Assets Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended, (the "Act"). (See "Description of the Trust.")

                      INVESTMENT OBJECTIVES AND POLICIES

A description of the investment objectives and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objectives. In addition, global investing involves economic and political considerations, which may favorably or unfavorably affect the Fund's performance. For further information about the Fund's investment policies, see "Risk Factors" below and "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND)

OBJECTIVE:

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration.

POLICIES:

Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together "Hard Assets"): (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in "Hard Asset Securities" and the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries and may invest up to 50% of its assets in any one of the above sectors. Therefore, it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Some of these risks include: volatility of energy and basic materials prices; possible instability of the supply of various Hard Assets; the risks generally associated with extraction of natural resources; actions and changes in government which could affect the production and marketing of Hard Assets; and greater price fluctuations that may be experienced by Hard Asset Securities than the underlying Hard Asset.

The Adviser believes Hard Asset Securities offer an opportunity to achieve long-term capital appreciation and to protect wealth against eroding monetary values during periods of cyclical economic expansions. Since the market action of Hard Asset Securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard Asset Securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, include Hard Asset Securities. An investment in the Fund's shares should be considered part of an overall investment program rather than a complete investment program.

The Fund seeks investment opportunities worldwide. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one country, developed or underdeveloped. Global investing involves economic and political considerations not typically applicable to the U.S. markets.

The Fund may invest in common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other incorporated entities or enterprises; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. The Fund may invest up to 10% of its net assets, taken at market value at the time of investment, in precious metals, whether in bullion or coins.

The Fund may invest in derivatives, including futures contracts, forward contracts, options, swaps and indexed securities, such as structured notes, and other similar securities as may become available in the market. The Fund may invest in indexed securities whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. When the Fund purchases a structured note (a non-publicly traded indexed security entered into directly between two parties) it will make a payment of principal to the counterparty. The Fund will purchase structured notes only from counterparties rated A or better by Standard & Poor's Corporation ("S&P"), Moody's Investors Service Inc. ("Moody's") or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees and structured notes determined to be illiquid will be aggregated with other illiquid securities and limited to 15% of the net assets of the Fund. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. In addition, the Fund may invest in futures and forward contracts and options on precious metals and other Hard Assets. The Fund may buy and sell financial futures contracts and options in financial futures contracts. The Fund may purchase or sell puts and calls on foreign currencies and securities.

The Fund may invest up to 5% of its net assets in premiums for options on equity securities and equity indexes and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. Warrants received as dividends on securities held by the Fund and warrants acquired in units or attached to securities are not included in this restriction. The Fund may invest in "when-issued" securities, "partly paid" securities (securities paid for over a period of time) and securities of foreign issuers; and may lend its portfolio securities and borrow money for investment purposes. The Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's.

Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. REITs are pooled investment vehicles whose assets generally consist primarily of interest in real estate and real estate loans. REITs and other real estate investments of the Fund are subject to certain risks. See "Risk Factors--Real Estate Securities."

The Fund may invest up to 10% of its assets in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by Hard Assets and whose value is expected to be linked to underlying Hard Assets are excluded from the 10% limitation.

The Fund may invest up to 35% of its total assets in debt securities whose value is not linked to the value of a Hard Asset or a Hard Asset Company and in other securities of companies which are not Hard Asset Companies. Non-Hard Asset debt securities include high grade, liquid debt securities of foreign companies, foreign governments and the U.S. Government and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. High grade debt securities are those that are rated A or better by S&P or Moody's, Fitch-1 by Fitch or Duff-1 by Duff & Phelps ("D&P") or if unrated, of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees, or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest.

The Fund may, for temporary defensive purposes, make substantial investments in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper and repurchase agreements.

                                 RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below. See also "Risk Factors" in the Statement of Additional Information.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint.

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

COMMERCIAL PAPER

The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates, the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

When Issued Securities. New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund does not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

DERIVATIVES

To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, swaps and structured notes, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Fund's investment adviser deems it desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Fund's adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

When the Fund intends to acquire securities (or gold bullion or coins) for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security (or gold) it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

Currency Swaps

The Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. Worldwide Hard Assets may also enter into other asset swaps. Asset swaps are similar to currency swaps in that the performance of one Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Fund's investment adviser is incorrect in its forecasts of market values and currency exchange rates and/or Hard Assets values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

Foreign Currency and Foreign Currency Transactions

Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Fund's investment adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund uses options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

The Fund will enter into forward contracts to duplicate a cash market transaction. Worldwide Hard Assets Fund may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

Futures Contracts

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. Worldwide Hard Assets Fund may also buy and sell commodity futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

Worldwide Hard Assets Fund may invest in commodity futures contracts and in options on commodity futures contracts, which involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the underlying commodities. If the Fund were required to take delivery of a commodity, it would be deemed illiquid and the Fund would bear the cost of storage and might incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus Worldwide Hard Assets Fund could be prevented from liquidating its positions and thus be subjected to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities" below and "Futures and Options Transactions" in the Statement of Additional Information.

Options

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. See "Futures Contracts" above.

The Fund may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments; however, the Fund does not currently intend to invest more than 5% of its total net assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Securities markets in these countries may trade a small number of securities, may have a limited number of issuers and a high proportion of shares of many issuers may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. In addition, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. In addition, the Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities.

FOREIGN SECURITIES

The Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities also may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

The Fund may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries, as well as changes in United States or South African laws or regulations, may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolio and its ability to meet shareholder redemption requests.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience a loss if the borrowing broker-dealer breaches its agreement with the Fund.

LOW RATED OR UNRATED DEBT SECURITIES

The Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as CCC by S&P or Caa by Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities.

PRECIOUS METALS

Worldwide Hard Assets Fund may invest in precious metal coins, which have no numismatic value, and bullion. The value of these coins and bullion is based primarily on their precious metal content, and the sole source of return would be from gains or losses realized on their sale. Management believes precious metals investments could be a potential hedge against inflation, as well as an investment with possible growth potential. In addition, at the appropriate time, investments in precious metal coins or bullion could help to moderate fluctuations in the Fund's portfolio value, as at times the prices of precious metals have tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. In view of the established world market for precious metals, the daily value of precious metal coins is readily ascertainable and their liquidity is assured. The Fund will maintain its precious metal coins and bullion with Wilmington Trust Company.

Precious metal trading is a speculative activity and its markets at times volatile. There may be sharp fluctuations in prices, even during periods of rising prices. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Fund may be required, therefore, to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when it would not otherwise do so for investment reasons. The Fund incurs additional costs in storing gold bullion and coins, which are generally higher than custodial costs for securities.

REAL ESTATE SECURITIES

Although Worldwide Hard Assets Fund will not invest in real estate directly, the Fund may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. The Fund is therefore subject to certain risks associated with the real estate industry in general and REITs in particular. See "Investment Objectives and Policies--Worldwide Real Estate Fund" above and "Real Estate Securities" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which they may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

SHORT SALES

The Fund may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

The Fund will maintain in a segregated account cash not available for investment, U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any collateral required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. It is a non-fundamental policy (i.e., it may be changed by action of the Board of Trustees) of Worldwide Hard Assets Fund that it will invest in illiquid securities to the extent permitted at any time by the Securities and Exchange Commission (currently 15% of total net assets).

  2. The Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities.

  3. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                              PURCHASE OF SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts. Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

                             REDEMPTION OF SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the insurance company's separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                       DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income and any net realized capital gains resulting from its investment activity annually in January. All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund previously ended on April 30; however, in August 1996 the Board of Trustees changed the Fund's fiscal year to December 31 beginning with December 31, 1996.

                                  MANAGEMENT

TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to the Fund pursuant to an Advisory Agreement with the Trust. The Adviser manages the investment operations of the Fund and furnishes the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Worldwide Hard Assets Fund pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund,
 .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million.

The Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1998, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.1 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for its variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

PORTFOLIO MANAGERS

Derek S. van Eck--Co-Portfolio Manager of Worldwide Hard Assets Fund. He is Director of Global Investments and Executive Vice President of the Adviser, a Trustee of the Trust and an officer and/or portfolio manager of other mutual funds advised by the Adviser.

Kevin Reid--Co-Portfolio Manager of Worldwide Hard Assets and portfolio manager of the Trust's Worldwide Real Estate Fund. He serves as Director of Real Estate Research for the Adviser and is an officer of the Trust and an officer and/or portfolio manager of other mutual funds advised by the Adviser. Prior to joining Van Eck, Mr. Reid was employed by Trammell Crow Co., a real estate company (1988-August 1993) and was a principal in a private contracting firm (September 1993-1994).

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of employees of the Adviser in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Fund and other funds of the Trust are allocated among the Fund and such other funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting. The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

The Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

                                  ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Non-recurring expenses may be excluded from the calculation of rates of return with the result that returns may be higher than if such expenses were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Hard Assets Fund is rated in the "Natural Resources Funds" category. Worldwide Hard Assets Fund may be compared to indices such as the Ibbotson Hard Assets Index, the Standard & Poor's 500 or Morgan Stanley natural resource indices. See "Performance" in the Statement of Additional Information.

                                     TAXES

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains. In addition, Section 817(h) of the Code requires that in order for insurance company variable annuity and life insurance contracts to be treated as such for federal tax purposes, the Fund must be adequately diversified. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by
Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by an insurance company separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund.

Worldwide Hard Assets Fund is classified as a diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another fund. The Trustees have authority, without the necessity of a shareholder vote, to create any number of new funds.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. On April 9, 1997, shareholders of Gold and Natural Resources Fund approved changes in the Fund's investment objective, policies and restrictions which, together with changes approved by the Board of Trustees, resulted in the Worldwide Hard Assets Fund as described in this Prospectus. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all funds are entitled to vote on matters affecting all of the funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual fund, a separate vote of that fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting the Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200) or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

[Logo appears here]

Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016                      Form # VEWHAP1
www.vaneck.com                                                   05/98


                                 VanEck Global

                              Worldwide Insurance
                                     Trust

                                  PROSPECTUS
                                  May 1, 1998

                              [Logo appears here]

                          Worldwide Hard Assets Fund

                              [Logo appears here]

                              [Logo appears here]


a tradition of global solutions designed for intelligent investment planning and diversification

                       VAN ECK WORLDWIDE INSURANCE TRUST
                      99 PARK AVENUE, NEW YORK, N.Y. 10016
                                 (212) 687-5200

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company currently consisting of four separate series: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund (the "Funds"). Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life insurance and variable annuity policies ("Contracts"). Each Fund has specific investment objectives.

                               TABLE OF CONTENTS

General Information.............................................................................................................   2
Investment Objectives and Policies.............................................................................................    2
Risk Factors....................................................................................................................   5
    Foreign Securities..........................................................................................................   5
    Foreign Currency Transactions...............................................................................................   7
    Futures and Options Transactions............................................................................................   8
    Repurchase Agreements.......................................................................................................   8
    Mortgage-Backed Securities..................................................................................................   8
    Real Estate Securities......................................................................................................   9
    Commercial Paper............................................................................................................   9
    Debt Securities.............................................................................................................  10
    Short Sales.................................................................................................................  10
    Direct Investments..........................................................................................................  11
Investment Restrictions.........................................................................................................  11
Investment Advisory Services....................................................................................................  14
The Distributor.................................................................................................................  16
Portfolio Transactions and Brokerage............................................................................................  16
Trustees and Officers...........................................................................................................  18
Principal Shareholders..........................................................................................................  22
Valuation of Shares.............................................................................................................  23
Taxes...........................................................................................................................  23
Redemptions in Kind.............................................................................................................  24
Performance.....................................................................................................................  24
Additional Information..........................................................................................................  26
Financial Statements............................................................................................................  26
Appendix........................................................................................................................  27

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated May 1, 1998 (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number set forth at the top of this page.

           Shareholders are advised to read and retain this Statement of Additional Information for future reference

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 1998

                              GENERAL INFORMATION


Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987 as Van Eck Variable Insurance Products Trust. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently four series of the Trust: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund (the "Funds"). Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund are classified as diversified funds and Worldwide Bond Fund and Worldwide Real Estate Fund are classified as non-diversified funds under the Investment Company Act of 1940, as amended (the "1940 Act").

                       INVESTMENT OBJECTIVES AND POLICIES

         WORLDWIDE BOND FUND

Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return. Normally, the Fund will have at least 65% of its total assets invested in bonds of varying maturities.

The Fund may invest in any type of security including, but not limited to, common stocks and equivalents (such as convertible debt securities and warrants), preferred stocks and bonds and debt obligations of domestic and foreign companies, governments (including their political subdivisions) and international organizations. The Fund may buy and sell financial futures contracts and options on financial futures contracts, which may include bond and stock index futures contracts and foreign currency futures contracts. The Fund may write, purchase or sell put or call options on securities and foreign currencies. In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

The Fund may invest in "when-issued" securities and collateralized mortgage obligations. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") relating to the fixed-income securities and preferred stocks in which the Fund may invest, including a description of the risks associated with each category.

WORLDWIDE EMERGING MARKETS FUND

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Country and emerging market equity securities. An "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Africa and Eastern Europe. The countries that will not be considered Emerging

Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

The Fund considers emerging market securities to include securities which are
(i) principally traded in the capital markets of an emerging market country;
(ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in Emerging Countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an Emerging Country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities; and (v) American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks or private issuers.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by Duff & Phelps ("D&P"), or if unrated, will be of comparable high quality as determined by the Adviser.

WORLDWIDE HARD ASSETS FUND
(Formerly, Gold and Natural Resources Fund)

The Fund will, under normal market conditions, invest at least 65% of its total assets in "Hard Asset Securities." Hard Assets Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. The term "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following: (i) precious metals,

(ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities which, historically, have been produced and marketed profitably during periods of significant inflation. Under normal market conditions, the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries and up to 50% of the Fund's assets may be invested in any one of the above sectors. Precious metal and natural resource securities are at times volatile and there may be sharp fluctuations in prices even during periods of rising prices.

The Fund may invest in equity securities. Equity securities include common and preferred stocks; equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country; convertible preferred stocks and convertible debt instruments. The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. Government and its agencies having varied maturities.

The Fund may purchase securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. The Fund may purchase and sell financial futures and commodity futures contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

The Fund may also invest in "when-issued" securities and "partly paid" securities. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's and S&P relating to the fixed-income securities and preferred stocks in which the Funds may invest, including a description of the risks associated with each category. Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. The Fund may therefore be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general.

WORLDWIDE REAL ESTATE FUND

Worldwide Real Estate Fund seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

The Fund will, under normal conditions, invest at least 65% (and at times nearly all) of its total assets in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets ("Real Estate Companies").

The Fund may invest up to 35% of its assets in debt securities of Real Estate Companies and in equity and debt securities of non-Real Estate Companies, which may include issuers whose products and services are related to the real estate industry or which own real estate assets.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; ; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by D&P, or if unrated, will be of comparable high qualify as determined by the Adviser.

                                  RISK FACTORS

FOREIGN SECURITIES

Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Funds may hold securities and funds in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange ("NYSE"), and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

Investments may be made from time to time by Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund in companies in developing countries as well as in developed countries. Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund may have a substantial portion of their assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain developing countries do not have comprehensive systems of law. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy regarding illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds, with regard to overall diversification strategies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of their overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

The Adviser will not commit any Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Funds' Custodian will place the securities being hedged, cash or U.S. Government securities or debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Funds will be able to effect such a closing purchase transaction.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If the Funds retain the portfolio security and engage in an offsetting transaction, the Funds will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES AND OPTIONS TRANSACTIONS

The Funds may invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Funds because the maximum exposure is the amount of the premiums paid for the options.

The Funds' use of financial futures contracts and options on such futures contracts, and Worldwide Hard Assets Fund and Worldwide Real Estate Fund's use of commodity futures contracts and options on such futures contracts may reduce a Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect a Fund against fluctuation in the value of securities in which a Fund is about to invest. Because the financial markets in the developing countries are not as developed in the United States, these financial investments may not be available to the Funds and the Funds may be unable to hedge certain risks.

The use of financial futures and/or commodity futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated.
If prices do not move as anticipated, the Funds may incur a loss on their investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

It is the policy of the Funds to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), to qualify as a regulated investment company to prevent double taxation of the Funds and their shareholders. One of these requirements is that at least 90% of a Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Funds may engage in options and futures contracts transactions may be materially limited by this test.

REPURCHASE AGREEMENTS

A Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

MORTGAGE-BACKED SECURITIES

The Funds may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.

REAL ESTATE SECURITIES

Although Worldwide Hard Assets Fund will not invest in real estate directly, the Fund may invest up to 50% of its assets in equity securities of REITs and other real estate industry companies or companies with substantial real estate investments. Worldwide Hard Assets Fund and Worldwide Real Estate Fund are therefore subject to certain risks associated with ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).


COMMERCIAL PAPER

The Funds may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Funds to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Funds will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the Securities and Exchange Commission has been considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

DEBT SECURITIES

The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors. including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain in a segregated account with their Custodian an amount of cash or high quality securities equal (on a daily marked-to-market-basis) to the amount of its commitment to purchase the when-issued securities.

SHORT SALES

Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund may make short sales of equity securities. The Funds will establish a segregated account with respect to their short sales and maintain in the account cash not available for investment or US Government securities or other liquid, high-quality securities having a value equal to the difference between
(i) the market value of the securities sold short at the time they were sold short and (ii) any cash, US Government securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets.

DIRECT INVESTMENTS

Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund may invest up to 10% of their total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Funds will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Funds with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Funds' investment in the enterprise. Such a representative of the Funds will be expected to provide the Funds with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Certain of the Funds' direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Funds do not anticipate making direct investments in start-up operations, although it is expected that in some cases the Funds' direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations.

Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Funds may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Funds. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expense of the registration. In addition, in the event the Funds sell unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. Direct investments can be difficult to price and will be valued at fair value as determined in good faith by the Board of Trustees. The pricing of direct investments may not be reflective of the price at which these assets could be liquidated.


                            INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies which cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of
(i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of a Fund's outstanding shares.

     A Fund may not:
1. Purchase or sell real estate, although the Funds may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

2. Purchase or sell commodities or commodity futures contracts (for the purpose of this restriction, forward foreign exchange contracts are not deemed to be a commodity or commodity contract) except that the Worldwide Emerging Markets Fund may, for hedging and other purposes, and the Worldwide Hard Assets Fund, Worldwide Bond Fund and Worldwide Real Estate Fund may, for hedging purposes only, buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts. The Worldwide Hard Assets Fund and Worldwide Real Estate Fund may, for hedging purposes only, buy and sell commodity futures contracts on gold and other natural resources or on an index thereon. A Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts not used for hedging purposes (except that with respect to Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund margin deposits for futures positions entered into for bona fide hedging purposes are excluded from the 5% limitation). In addition, Worldwide Hard Assets Fund and Worldwide Real Estate Fund may invest in gold bullion and coins;

3. Make loans, except by (i) purchase of marketable bonds, debentures, commercial paper and similar marketable evidences of indebtedness (such as structured notes, indexed securities and swaps with respect to Worldwide Hard Assets Fund and Worldwide Real Estate Fund) and (ii) repurchase agreements. The Funds may lend to broker-dealers portfolio securities with an aggregate market value up to one-third of its total assets;

4. As to 75% of the total assets of the Worldwide Hard Assets Fund and Worldwide Emerging Markets Fund purchase securities of any issuer, if immediately thereafter (i) more than 5% of a Fund's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) with respect to the Worldwide Hard Assets Fund, more than 10% of the outstanding securities of any class of such issuer would be held by a Fund; and in the case of Worldwide Emerging Markets Fund more than 10% of the outstanding voting securities of such issuer would be held by a Fund (provided that these limitations do not apply to obligations of the United States Government, its agencies or instrumentalities). This limitation does not apply to the Worldwide Bond Fund and Worldwide Real Estate Fund;

5. Underwrite any issue of securities (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities);

6.   Borrow money, except that each of the Funds may borrow up to 30% of the
value of its net assets   to increase its holding of portfolio securities;

7. Issue senior securities except insofar as a Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward foreign currency contracts; (iii) financial futures contracts purchased on margin
     (iv) commodity futures contracts purchased on margin (Worldwide Hard Assets
     Fund) and; (v)
     foreign currency swaps (Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund);

8. Invest more than 25 percent of the value of a Fund's total assets in the securities of issuers having their principal business activities in the same industry, except the Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, and provided that this limitation does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

9.   Make investments for the purpose of exercising control or management;

10.  Invest in real estate limited partnerships (except Worldwide Real Estate
     Fund) or in oil, gas or other mineral leases.

The following policies have been adopted by the Board of Trustees with respect to each Fund and may be changed without shareholder approval.

     A Fund may not:

11. Exclusive of Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, purchase securities of other open-end investment companies except as part of a merger, consolidation, reorganization or acquisition of assets; (i) purchase more than 3% of the total outstanding voting stock of any investment company, (ii) invest more than 5% of any of the Fund's total assets in securities of any one investment company or (iii) invest more than 10% of such value in investment companies in general. In addition, the Fund may not invest in the securities of closed-end investment companies, except by purchase in the open market involving only customary broker's commissions.

12. Invest in securities which are (i) subject to legal or contractual restrictions on resale ("restricted securities"), or in securities for which there is no readily available market quotation or engage in a repurchase agreement maturing in more than seven days with respect to any security, if as a result, more than 10% of its total net assets would be invested in such securities, except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund will not invest more than 15% of the value of their total net assets in such securities and; (ii) with respect to Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund "illiquid" securities, including repurchase agreements maturing in more than 7 days and options traded over-the-counter if the result is that more than 15% of its total net assets would be invested in such securities;

13. Invest more than 5 percent of the value of its total assets in securities of companies having together with their predecessors, a record of less than three years of continuous operation (this restriction does not apply to the Worldwide Emerging Markets Fund, and Worldwide Real Estate Fund);

14. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except that the Funds may purchase or sell puts and calls on foreign currencies and on securities as described under "Futures and Options Transactions" herein and in the Prospectus and that these Funds may write, purchase or sell put and call options on financial futures contracts, which include bond and stock index futures contracts and Worldwide Hard Assets Fund and Worldwide Real Estate Fund may write, purchase, or sell put and call options on gold or other natural resources or an index thereon and on commodity futures contracts on gold or other natural resources or an index thereon;

15. Purchase participations or other interests (other than equity stock interests) in oil, gas or other mineral exploration or development programs;

16. Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges or more than 2% of the value of the assets of a Fund (except Worldwide Emerging Markets Fund and Worldwide Real Estate Fund) in warrants which are not listed. Warrants acquired in units or attached to securities are not included in this restriction;

17. Mortgage, pledge or otherwise encumber its assets except to secure borrowings effected within the limitations set forth in restriction (6);

18. Except for Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, make short sales of securities, except that the Worldwide Bond Fund may engage in the transactions specified in restrictions (1), (2) and (14);

19. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions and, may make initial or maintenance margin payments in connection with options and futures contracts and related options and borrowing effected within the limitations set forth in restriction (6);

20. Participate on a joint or joint and several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Funds and such account;

21. Purchase or retain a security of any issuer if any of the officers, directors or Trustees of a Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer, or if such persons taken together own more than 5% of the securities of such issuer.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                          INVESTMENT ADVISORY SERVICES

The investment adviser and manager of the Funds (except for the Worldwide Emerging Markets Fund) is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of August 30, 1989. The Adviser furnishes an investment program for the Funds and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held.

The investment adviser and manager of Worldwide Emerging Markets Fund is Van Eck Global Asset Management (Asia) Limited (Van Eck-Hong Kong), which is a wholly owned subsidiary of the Adviser located at 2 Pacific Place, Hong Kong. Van Eck-Hong Kong has served in this capacity since February 24, 1998. Between September 28, 1995 and February 24, 1998, the Adviser acted as investment manager and adviser to Worldwide Emerging Markets Fund.

The Adviser or its affiliates provides the Funds with office space, facilities and simple business equipment and provides the services of consultants, executive and clerical personnel for administering the affairs of the Funds. Except as provided for in the Advisory Agreements, the Adviser or its affiliate compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

The Advisory Agreements provide that they shall each continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if they are assigned within the meaning of the 1940 Act. The Advisory Agreements for each of the Funds were last reapproved by the Board of Trustees on April 22, 1998.

The expenses borne by each of the Funds include the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors' fees and expenses, brokerage commissions for portfolio transactions, taxes, (if any), the advisory and administrative fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the employees of the Adviser or its affiliate in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of each Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

The management fee for each of Worldwide Bond Fund and Worldwide Hard Assets Fund is based on an annual rate of 1% of the first $500 million of average daily net assets, .90 of 1% on the next $250 million and .70 of 1% in excess of $750 million. Prior to September 29, 1995, the management fee for each of Worldwide Bond Fund and Worldwide Hard Assets Fund was based on an annual rate of .75 of 1% of the first $500 million of average daily net assets, .65 of 1% on the next $250 million and .50 of 1% in excess of $750 million. The management fee for Worldwide Emerging Markets Fund and Worldwide Real Estate Fund are computed daily and paid monthly at an annual rate of 1% of average daily net assets, which includes the fee paid to the Adviser for accounting and administrative services.

For the fiscal years ended April 30, 1995, April 30, 1996, the eight months ended December 31, 1996 and for the full year ended December 31, 1997, the Adviser earned fees with respect to Worldwide Bond Fund of $641,065, $985,741, $755,274 and $1,117,119, respectively. The Adviser earned fees for the same period with respect to Worldwide Hard Assets Fund, of $837,780, $1,251,773, $1,127,303 and $1,736,208, respectively. There were no fee waivers or expense reimbursements with respect to these two Funds for this period. The Adviser of Worldwide Emerging Markets Fund waived advisory fees from the date of the Fund's commencement of operations (December 21, 1995) to December 31, 1996. In addition, during the same time period the Adviser assumed the operating expenses of Worldwide Emerging Markets Fund. Commencing January 11, 1997 through February 3, 1997, the Adviser waived and assumed all fees and expenses, to the extent they exceeded 1% of Worldwide Emerging Markets Fund's average daily net assets. From February 4, to December 31, 1997, the Adviser agreed to limit all expenses to 1.5% of the average daily net assets. For the year ended December 31, 1997, the Adviser waived expenses in the amount of $18,137. The Adviser of Worldwide Real Estate Fund waived advisory fees from the date of the Fund's commencement of operations (June 23, 1997) to December 31, 1997; in addition, during the same time period, the Adviser assumed the operating expenses of Worldwide Real Estate Fund.

             Under the Advisory Agreements, the Adviser is responsible for determining the net asset value per share and maintaining the accounting records of the Funds. For these services the agreements provide for reimbursement to the Adviser.

Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust.

                                THE DISTRIBUTOR

Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation, 99 Park Avenue, New York, New York (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds. The Distribution Agreements for each of the Funds were last reapproved by action of the Trustees on April 22, 1998.

The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Funds will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

In purchasing and selling the Funds' portfolio investments, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

The Adviser may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser's affiliates.

The Trustees periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the then availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

While it is the policy of the Funds generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The portfolio turnover rates of all the Funds may vary greatly from year to year.

Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund anticipate that their annual portfolio turnover rates will not exceed 100%. For the period from commencement of operations (December 21, 1995) to April 30, 1996, the eight months ended December 31, 1996 and the full year ended December 31 1997, the portfolio turnover rates for Worldwide Emerging Markets Fund were 45.89%, 29.53% and 142.39%,* respectively. For fiscal years ended April 30, 1995, April 30, 1996, the eight months ended December 31, 1996 and the full year ended December 31, 1997, the portfolio turnover rates for Worldwide Hard Assets Fund were 23.30%, 26.37%, 46.14% and 102.82%, respectively. The annual portfolio turnover rate of the Worldwide Bond Fund and Worldwide Real Estate Fund may exceed 100%. For fiscal years ended April 30, 1995, April 30, 1996, the eight months ended December
--------------------------
* The portfolio turnover rate normally does not exceed 100%. Extraordinary volatile conditions do, however, occasionally require high levels of turnover in order to preserve capital. These conditions were in evidence during the third and fourth quarters of 1997 while the Asian markets were in crisis. This crisis resulted in high levels of volatility throughout global emerging markets. The high level of turnover reflected a switch to more defensive issues with the goal of preserving shareholder capital. It is not anticipated that future yeas will show a repeat of this level of volatility or turnover.

31, 1996 and the full year ended December 31, 1997, the portfolio turnover rates for Worldwide Bond Fund were 265.87%, 208.05%, 73.95% and 135.36%, respectively, and the Adviser anticipates the turnover rate for the current fiscal year will also exceed 100%. For the period from June 23 to December 31, 1997, the portfolio turnover rate of Worldwide Real Estate Fund was 123%. Due to the high rate of turnover, the Fund will pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate, though commissions are not generally charged in fixed-income transactions. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information.

The Adviser does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. For the fiscal year or period ended April 30, 1995, Worldwide Balanced Fund did not pay any brokerage commissions, Worldwide Bond Fund paid $24,354 and Worldwide Hard Assets Fund paid $250,357 in brokerage commissions. For the fiscal year or period ended December 31, 1996, Worldwide Balanced Fund paid $1,892, Worldwide Bond Fund paid $7,340, Worldwide Emerging Markets Fund paid $39,037 and Worldwide Hard Assets Fund paid $457,007 in brokerage commissions. For the fiscal period or year ended December 31, 1997, Worldwide Real Estate Fund paid $4,317, Worldwide Emerging Markets Fund paid $1,000,327 and Worldwide Hard Assets Fund paid $663,946 in brokerage commissions.

For the fiscal year or period ended December 31, 1997, Worldwide Hard Assets Fund paid $84,043.22, Worldwide Real Estate Fund paid $715.00 and Worldwide Emerging Markets Fund paid $70,038.68 in commissions to broker-dealers providing research and certain other services, representing 12.66%, 16.56% and 7.00%, respectively, of total commissions paid by such Funds.


                             TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below.

Trustees of the Trust:

@*JOHN C. van ECK, C.F.A. (82) - Chairman of the Board and President
-------------------------

  270 River Road, Briarcliff Manor, New York 10510; Chairman of the Board and President of another investment company advised by the Adviser; Chairman, Van Eck Associates Corporation (investment adviser) and Van Eck Securities Corporation (broker-dealer); Director, Eclipse Financial Asset Trust (mutual fund); Former President of the Adviser and its affiliated companies; Former Director (1992-1995), Abex Inc. (aerospace); Former Director (1983-1986), The Signal Companies, Inc. (high technology and engineering); Former Director (1982-1984), Pullman Transportation Co., Inc. (transportation equipment); Former Director (1986-1992) The Henley Group, Inc. (technology and health).

@#+JEREMY H. BIGGS  (62) - Trustee
------------------

  1220 Park Avenue, New York, New York 10128; Trustee of another investment company advised by the Adviser; Vice Chairman, Director and Chief Investment Officer, Fiduciary Trust Company International (investment manager), parent company of Fiduciary International, Inc.; Chairman of Davis Funds Group (mutual fund management company); Treasurer and Director of the Royal Oak

  Foundation (the UK National Trust); Director and former chairman of the Union Settlement Association (the community service organization); First Vice President, Trustee and Chairman of the Finance Committee of Saint James School, St. James, Maryland; Former Director, International Investors Incorporated (1990-1991).

#+RICHARD C. COWELL (70) - Trustee
-------------------

  240 El Vedado Way, Palm Beach, Florida 33480; Trustee of another investment company advised by the Adviser; Private Investor; Director, West Indies & Caribbean Development Ltd. (real estate); Former Director, Compo Industries, Inc. (machinery manufacturer); Former Director, International Investors Incorporated (1957-1991); Former Director (1978-1981), American Eagle Petroleums, Ltd. (oil and gas exploration); Former President and Director (1968-1976), Minerals and Industries, Inc. (petroleum products); Former Director (1978-1983), Duncan Gold Resources Inc. (oil exploration and gold mining); Former Director (1981-1984), Crested Butte Silver Mining Co.; Former Chairman and Member of Executive Committee (1974-1981), Allerton Resources, Inc. (oil and gas exploration); Former Director (1976-1982), Western World Insurance Co.

@PHILIP D. DEFEO (52) - Trustee
  ----------------

  99 Park Avenue, New York, NY 10016; Trustee of another investment company advised by the Adviser; President, Chief Executive Officer and Director of Van Eck Associates Corporation (invest-ment adviser) and Van Eck Securities Corporation (broker-dealer) since September 1996; Former Executive Vice President and Director of Marketing and Customer Services (June 1994 - August
  1996), Cedel International (finance and settlements); Former Managing Director (July 1992 - April 1994); Lehman Brothers (investment bank and broker-dealer); Former Senior Vice President, Fidelity Investments and Former President, Fidelity Services Company (financial services) (1987 - 1992).

#+WESLEY G. McCAIN  (55) - Trustee
------------------

  144 East 30th Street, New York, New York 10016; Trustee of two other investment companies advised or administered by the Adviser; Chairman and Owner, Towneley Capital Management, Inc., (investment adviser, since 1971); Chairman, Eclipse Funds (mutual fund, since 1986); Chairman and Owner, Eclipse Financial Services, Inc. (since 1986); General Partner, Pharaoh Partners, L.P. (since 1992); Principal, Pharaoh Partners (Cayman) LDC (since 1996); President and Owner, Millbrook Associates, Inc. (economic and marketing consulting, since 1989); Trustee, Libre Group Trust (since 1994); Director, Libre Investments (Cayman) Ltd. (since 1996); Former Director, International Investors Incorporated.

#DAVID J. OLDERMAN  (62) - Trustee
-----------------

  40 East 52nd Street, New York, New York 10022; Trustee of another investment company advised by the Adviser; Chairman of the Board, Chief Executive Officer and Owner, Carret & Company, Inc. (since 1988); Chairman of the Board, American Copy Equipment Co. (1991-present); Chairman of the Board, Brighton Partners, Inc. (1993-present); Principal, Olderman & Raborn, Inc., (investment advisers-1984-1988); Chairman of the Board, Railoc, Inc., (farm equipment manufacturing-1979- 1984); Head of Corporate Finance, Halsey Stuart (investment banking-1974-1975); Vice Chairman of the Board, Stone and Webster Securities Corp. (investment banking, retail sales and investment advisory divisions-1964 to 1974).

#*RALPH  F. PETERS  (69) - Trustee
-----------------

  66 Strimples Mill Road, Stockton, New Jersey 08559-1703; Trustee of another investment company advised by the Adviser; Former Chairman of the Board, Former Chairman of the Executive Committee and Chief Executive Officer of Discount Corporation of New York (dealer in U.S. Treasury and Federal Agency Securities) (1981-1988); Director, Sun Life Insurance and Annuity Company of New York; Director, U.S. Life Income Fund Inc., New York; Former Director, International Investors Incorporated.

#RICHARD D. STAMBERGER  (38) - Trustee
------------------

  888 17th Street, N.W., Washington, D.C. 20006; Trustee of two other investment companies advised or administered by the Adviser; Principal, National Strategies, Inc., a public policy firm in Washington, D.C.; Partner and Co-founder, Quest Partners, L.L.C. (management consulting firm/since 1988); Executive Vice President, Chief Operating Officer, and a Director of NuCable Resources Corporation (technology firm/since 1988); associated with Anderson Benjamin & Reed, a regulatory consulting firm based in Washington, D.C. (1985-
  1986); White House Fellow-Office of Vice President (1984-1985); Director of Special Projects, National Cable Television Association (1983-1984).


@**JAN F. van ECK (34)  Trustee
------------------

  99 Park Avenue, New York, New York 10016; Director of Van Eck Associates Corporation; Executive Vice President and Director of Van Eck Securities Corporation and other affiliated companies; President and Director of Van Eck Capital Inc.; President and Director of Van Eck Absolute Return Advisers Corporation; Co-President and Director of Shenyin Wanguo Van Eck Asset Management (Asia) Limited and President, Chief Executive Officer and Director of Van Eck Global Asset Management (Asia) Ltd.

@**DEREK S. van ECK  (32)  Trustee and Executive Vice President
----------------

  99 Park Avenue, New York, New York 10016; President of the Worldwide Hard Assets Fund series of Van Eck Worldwide Insurance Trust and the Global Hard Assets Fund series of Van Eck Funds; Vice President of another investment company advised by the Adviser; Executive Vice President, Director, Global Investments and Director of Van Eck Associates Corporation and Executive Vice President and Director of Van Eck Securities Corporation and other affiliated companies.


Officers of the Trust:

         LUCILLE PALERMO (51) - Executive Vice President
         ------------
  99 Park Avenue, New York, NY 10016; Executive Vice President of another investment company advised by the Adviser; Associate Director, Mining Research, of the Adviser.

         BRUCE J. SMITH (43) - Vice President and Treasurer
         --------------

  99 Park Avenue, New York, New York 10016; Officer of two other investment companies advised or administered by the Adviser; Senior Managing Director, Portfolio Accounting of Van Eck Associates Corporation and Senior Managing Director of Van Eck Securities Corporation.

THOMAS H. ELWOOD (50)- Vice President and Secretary
-------------------

  99 Park Avenue, New York, New York 10016; Officer of three other investment companies advised or administered by the Adviser; Vice President, Secretary and General Counsel of Van Eck Associates Corporation, Van Eck Securities Corporation and other affiliated companies. Former Assistant Counsel of Jefferson Pilot Insurance Company and officer of other investment companies distributed by Jefferson Pilot and its affiliates. Former Associate Counsel of New York Life Insurance Company.

JOSEPH P. DiMAGGIO (41) - Controller
------------------

  99 Park Avenue, New York, New York 10016; Controller of another investment company advised by the Adviser; Director of Portfolio Accounting of Van Eck Associates Corporation (since 1993); Former Accounting Manager with Alliance Capital Management (1985-1993).

             CHARLES CAMERON (38) - Vice President
             ------------------

  99 Park Avenue, New York, New York 10016; Vice President of another investment company advised by the Adviser; Director of Trading of Van Eck Securities Corporation; currently, has primary responsibility for the Worldwide Balanced Fund series of the Trust, in consultation with Fiduciary International Inc.

             SUSAN C. LASHLEY  (43) - Vice President
              ------------------

  99 Park Avenue, New York, New York 10016; Vice President of another investment company advised by the Adviser; Managing Director, Mutual Fund Operations of Van Eck Securities Corporation.

             KEVIN REID  (35) - Vice President
             ------------------

  99 Park Avenue, New York, New York 10016; President of the Global Real Estate Fund series and Vice President of the Global Hard Assets Fund series of Van Eck Funds and President of Worldwide Real Estate Fund and Vice President of the Worldwide Hard Assets Fund series of Van Eck Worldwide Insurance Trust; officer of another investment company advised by the Adviser; Director, Real Estate Research, of Van Eck Associates Corporation; Former Chief Financial Officer of E.P. Reid, Inc. (construction-1993 to 1994); Former Chief Financial Officer and Chief Operating Officer (1991 - 1993) and Former Vice President and portfolio manager (1988 - 1991) of Trammell Crow Company (real estate).

BARBARA J. ALLEN  (41) - Assistant Secretary
------------------

  99 Park Avenue, New York, New York 10016; Assistant Secretary of another investment company advised by the Adviser; Compliance Officer of Van Eck Associates Corporation and Van Eck Securities Corporation; Former Senior Counsel, Arizona Corporation Commission, Securities Division (1990 - 1994).

SUSAN I. GRANT (45)  Assistant Secretary
-------------------

     99 Park Avenue, New York, New York 10016; Assistant Secretary of other investment companies advised or administered by the Adviser, Senior Attorney of Van Eck Associates Corporation; formerly employed by the Royce Funds (1994-
  1996) and First Investors Corporation (1989-1994).

GREGORY KRENZER (25)  President of Van Eck U.S. Government Money Fund
------------------
  99 Park Avenue, New York, New York 10016; Research Analyst and Portfolio Assistant (Global Fixed Income) of Van Eck Associates Corporation since 1994.
 _______________________
  @  An "interested person" as defined in the 1940 Act.
  * Member of Executive Committee - exercises general powers of Board of Trustees between meetings of the Board.
  **  Son of Mr. John C. van Eck.
  #  Member of the Nominating Committee.
  + Member of the Audit Committee - reviews fees, services, procedures, conclusions and recommendations of independent auditors.

                                                              1997
                                                       Compensation Table
                                                       ------------------

                               Van Eck Worldwide        Van Eck Worldwide
                               Insurance Trust          Insurance Trust              Total Fund Complex
                              (Current Trustees Fees)   (Deferred Compensation)      Compensation (a)

  John C. van Eck                $     0                    $     0                    $     0
  Jeremy H. Biggs                $     0                    $11,814                    $34,750
  Richard C. Cowell              $11,814                    $     0                    $33,500
  Philip D. DeFeo                $     0                    $     0                    $     0
  Wesley G. McCain               $     0                    $11,814                    $34,750
  David J. Olderman              $     0                    $10,934                    $32,250
  Ralph F. Peters                $ 9,522                    $     0                    $37,000
  Richard D. Stamberger          $ 5,466                    $ 5,466                    $31,000
  Derek S. van Eck               N/A                        N/A                        N/A
  Jan F. van Eck                 N/A                        N/A                        N/A
                                 -------                    -------                    -------

(a) The term "fund complex" refers to the Funds of the Trust, the series of the Van Eck Funds, which are also managed by the Adviser and the series of Van Eck/Chubb Funds, Inc., which are administered by the Adviser. The Trustees are paid a fee for their services to the Trust. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex.


                             PRINCIPAL SHAREHOLDERS

As of April 30, 1997, shareholders of record of 5% or more of the outstanding shares of the Funds were as follows: Approximately 60.7% of Worldwide Balanced Fund was owned by Security Life of Denver, Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699; approximately 18.8% of Worldwide Balanced Fund was owned by AIG Life Insurance Company, 80 Pine Street, New York, New York 10005; and approximately 13.6% of Worldwide Balanced Fund was owned by Indianapolis Life Annuity and Insurance Company, 2960 North Meridian Street, Indianapolis, Indiana 46208. Approximately 94.2% of Worldwide Bond Fund, approximately 94.3% of Worldwide Emerging Markets Fund and approximately 93.1% of Worldwide Hard Assets Fund, respectively, was owned by The Best of America IV, a separate account offered by Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216 to fund the benefits of the separate account's variable annuity contractowners.

Approximately 5.3% of Worldwide Emerging Markets Fund was owned by Provident Mutual Life Insurance Company - Variable Life, 1050 West Lakes Drive, Berwyn, Pennsylvania 19312.

                              VALUATION OF SHARES

The net asset value per share of each of the Funds is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Year's Day, Martin Luther King Jr.'s birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (or the days on which these holidays are observed).

Shares of the Funds are sold at the public offering price which is determined once each day the Funds are open for business and is the net asset value per share.

The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times.
Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.


                                     TAXES

Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) satisfy certain diversification requirements.

As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its investment company taxable income for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.


                              REDEMPTIONS IN KIND

The Trust has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period in the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.


                                  PERFORMANCE

The Funds may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                         P(1+T)/to the nth power/ = ERV

Where:        P  =          a hypothetical initial payment of $1,000
              T  =          average annual total return
              n  =          number of years
            ERV  =          ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;

The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Average annual total returns for the Funds for various periods ended December 31, 1997 (after maximum sales charge) are as follows:


                          1 Year   5 Years   10 Years   Life

Worldwide Bond Fund         2.38%     5.55%        --   6.16%

Worldwide Emerging
   Markets Fund          (11.61)%       --         --   5.29%

Worldwide Hard Assets
   Fund                   (1.67)%    15.12%        --   7.00%

Worldwide Real Estate
   Fund                       --        --         --  40.17%



The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                 YIELD = 2[(A-B/CD + 1)/to the sixth power/-1]

Where:      A     dividends and interest earned during the period
            B     expenses accrued for the period (net of reimbursement)
            C     the average daily number of shares outstanding during the
                  period that were entitled to receive dividends
            D     the maximum offering price per share on the last day of the period after adjustment for payment of dividends within 30 days thereafter

The Funds may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

                               [(B-A)/A](100)=ATR

Where:     A       initial investment
           B       value at end of period
           ATR     aggregate total return

The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Aggregate Total Return for the period ended December 31, 1997 (after maximum sales charge).

                          1 Year   5 Years   10 Years   Life

Worldwide Bond Fund         2.38%    30.98%        --  64.59%

Worldwide Emerging
   Markets Fund          (11.61)%       --         --  10.98%

Worldwide Hard Assets
   Fund                   (1.67)%   102.19%        --  75.73%

Worldwide Real Estate
   Fund                       --        --         --  19.60%

Performance figures of a Fund are not useful for comparison purposes because they do not reflect the charges and deductions at the separate account level.


                             ADDITIONAL INFORMATION

Custodian.  The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York
---------
11245, serves as the custodian of the Trust's portfolio securities and cash.
The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

Transfer Agent.  Van Eck Associates Corporation, 99 Park Avenue, New York, New
---------------
York 10016, serves as the Funds' transfer agent.

Independent Accountants.  Coopers & Lybrand L.L.P., 1301 Avenue of the Americas,
-----------------------
New York, New York 10019, serves as the Trust's independent accountants.

Counsel.  Goodwin, Procter & Hoar, Exchange Place, Boston, Massachusetts 02109,
-------
serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

The financial statements of Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund for the fiscal year or period ended December 31, 1997, are incorporated by reference from the Funds' Annual Reports to Shareholders which are available at no charge upon written or telephone request to the Trust at the address or telephone number set forth on the first page of this Statement of Additional Information.

                                    APPENDIX


CORPORATE  BOND RATINGS
----------------------
Description of Moody's Investors Service, Inc. Corporate Bond Ratings:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporation Corporate Bond Ratings:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB--Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B--Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC--Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.


PREFERRED STOCK RATINGS
-----------------------
Description of Moody's Investors Service, Inc. Preferred Stock Ratings:

aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba - An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b - An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca - An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c - This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Description of Standard & Poor's Corporation Preferred Stock Ratings:

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC - Preferred stocks rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

SHORT TERM DEBT RATINGS
-----------------------
Description of Moody's Investors Service, Inc. Short-Term Debt Ratings:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                     PART C

                               OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits
         ---------------------------------

a)   Financial Statements included in Prospectus (Part A)

     Financial Highlights or Selected per Share Data and Ratios of Worldwide Bond Fund for the period from September 1, 1989 to April 30, 1990, for the six years ended April 30, 1996, for the 8 months ended December 31, 1996 and for the year ended December 31, 1997(audited); Worldwide Emerging Markets Fund for the period from December 21, 1995 to December 31, 1996 and for the year ended December 31, 1997 (audited); Worldwide Hard Assets Fund for the period from August 21, 1995 to April 30, 1996, for the 8 months ended December 31, 1996 and for the year ended December 31, 1997 (audited); Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) for the period from September 1, 1989 to April 30, 1990, for the six years ended April 30, 1996 (audited), for the 8 months ended December 31, 1996 and for the year ended December 31, 1997 (audited); and Worldwide Real Estate Fund for the period from June 23, 1997 to December 31, 1997 (audited).

     The following audited financial statements of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1997, filed with the Securities and Exchange Commission under Section 30(b)(1) of the 1940 Act, and have been incorporated in Part B hereof by reference:

          Worldwide Bond Fund -- Investment Portfolio at December 31, 1997;


          Worldwide Bond Fund -- Statement of Assets and Liabilities at December 31, 1997;
          Worldwide Bond Fund -- Statement of Operations for the year ended December 31, 1997.

          Worldwide Bond Fund -- Statement of Changes in Net Assets for the year ended April 30, 1996, for the 8 months ended
          December 31, 1996 and for the year ended December 31, 1997.
          Worldwide Bond Fund -- Financial Highlights for the years ended April 30, 1995, 1994 and 1993; for the 8 months ended December 31,
          1996 and for the year ended December 31, 1997.
          Worldwide Bond Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 13, 1998.

          Worldwide Emerging Markets Fund -- Investment Portfolio at December 31, 1997;
          Worldwide Emerging Markets Fund -- Statement of Assets and Liabilities at December 31, 1997;
          Worldwide Emerging Markets Fund -- Statement of Operations for the year ended December 31, 1997.
          Worldwide Emerging Markets Fund -- Statement of Changes in Net Assets for the period December 21, 1995 to April 30, 1996; for the eight months ended December 31, 1996 and for the year ended December 31, 1997.

          Worldwide Emerging Markets Fund -- Financial Highlights for the period December 21, 1995 to December 31, 1996; for the eight months ended December 31, 1996 and for the year ended December 31, 1997.
          Worldwide Emerging Markets Fund -- Notes to Financial Statements Report of Independent Accountants dated February 18, 1998;

          Worldwide Hard Assets Fund -- Investment Portfolio at December 31,
          1997;
          Worldwide Hard Assets Fund -- Statement of Assets and Liabilities at December 31, 1997;
          Worldwide Hard Assets Fund -- Statement of Operations for the year ended December 31, 1997.
          Worldwide Hard Assets Fund -- Statement of Changes in Net Assets for the year ended April 30, 1996; for the eight months ended December 31, 1996 and for the year ended December 31, 1997.

          Worldwide Hard Assets Fund -- Financial Highlights for the years ended April 30, 1996, 1995, 1994 and 1993; for the 8 months ended December 31, 1996 and for the year ended December 31, 1997.
          Worldwide Hard Assets Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 13, 1998;
          Worldwide Real Estate Fund -- Investment Portfolio at December 31,
          1997;
          Worldwide Real Estate Fund Fund -- Statement of Assets and Liabilities at December 31, 1997;
          Worldwide Real Estate Fund Fund -- Statement of Operations for the period June 23, 1997 to December 31, 1997.

          Worldwide Real Estate Fund -- Statement of Changes in Net Assets for
          the period June 23, 1997 to December 31, 1997.          Worldwide Real
          Estate Fund -- Financial Highlights for the period June 23, 1997 to
          December 31, 1997.          Worldwide Real Estate Fund -- Notes to
          Financial Statements --Report of Independent Accountants dated February 13, 1997;


b) Exhibits  (An * denotes inclusion in this filing)

   (1)(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 33-13019); Form of First Amendment to Declaration of Trust (incorporated by reference to Registration Statement No. 2-97596). Second Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Third Amendment to Master Trust Agreement adding Worldwide Balanced Fund (incorporated by reference to Post-Effective Amendment No. 9). Fourth Amendment to Master Trust Agreement adding Asia Region Growth Fund, Asia Region Infrastructure Fund and Worldwide SmallCap Fund (incorporated by reference to Post-Effective Amendment No. 9). Fifth Amendment to the Master Trust Agreement adding Worldwide Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 10). Sixth Amendment to Master Trust Agreement renaming Van Eck Investment Trust as Van Eck Worldwide Insurance Trust and renaming Global Bond Fund as Worldwide Bond Fund (incorporated by reference to Post-Effective Amendment No.
          12). Seventh Amendment to the Master Trust Agreement deleting Asia Region Growth Fund and Asia Region Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No.
          14). Eighth Amendment to the Master Trust Agreement adding Worldwide Emerging Markets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 15).

   (2) By-laws of Registrant (incorporated by reference to Pre-Effective Amendment No. 1).

   (3)    Not Applicable.

   (4)(a) Form of certificate of shares of beneficial interest of Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 1). Form of certificate of shares of beneficial interest of Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (4)(b) Instruments defining rights of security holders (See Exhibits (1) and (2) above).

   (5) Form of Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15 ).

   (5)(a) Form of Sub-Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15).

   (6)(a) Form of Distribution Agreement (incorporated by reference to Pre-Effective Amendment No. 1).

   (6)(b) Form of Participation Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (7)    Not Applicable.

   (8)    Global Custody Agreement, as amended. (to be filed by amendment)

   (9) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 2). Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (10) Opinions of Goodwin, Procter & Hoar, including consents (incorporated by reference to Pre-Effective Amendment No. 2 and Post-Effective Amendment Nos. 14 and 15).

   (11)*  Consent of Independent Accountants.

   (12)   Not Applicable.

   (13) Subscription Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (14)   Not Applicable.

   (15)   Not Applicable.

   (16)*  Computation of Performance Quotation.

   (17)*  Financial Data Schedule.

   (18) Powers of Attorney (incorporated by reference to Exhibit 17 of Post-Effective Amendment No. 1).

ITEM 25. Persons controlled by or under common control with Registrant
         -------------------------------------------------------------

        Not Applicable.


ITEM 26. Number of Record Holders of Securities
         --------------------------------------

Set forth below are the number of Record holders, as of April 21, 1998 of each series of the Registrant:

        Class and Title                Number of Record Holders
        ---------------                ------------------------

        Worldwide Emerging Markets Fund          20
        Worldwide Hard Assets Fund               34
        Worldwide Bond Fund                      13
        Worldwide Real Estate Fund                5

ITEM 27. Indemnification
         ---------------

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.

ITEM 29.  Principal Underwriters
          ----------------------

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Funds and Van Eck/Chubb Funds, Inc.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

Name and Principal      Position and Offices         Position and Office
Business Address         with Underwriter             with Registrant
----------------------  ---------------------------  ------------------------

John C. van Eck         Chairman and Director        Chairman and President
99 Park Avenue
New York, NY

Philip Defeo            President, Chief             Trustee
99 Park Avenue          Executive Officer and
New York, NY 10016      Director

Jan van Eck             Executive Vice President     Trustee
99 Park Avenue          and Director
New York, NY

Sigrid S. van Eck       Vice President               None
270 River Road          and Assistant Treasurer
Briarcliff Manor, NY    and Director

Fred M. van Eck         Director                     None
99 Park Avenue
New York, NY

Derek van Eck           Director                     Trustee and Executive Vice
99 Park Avenue                                       President
New York, NY

Bruce J. Smith          Vice President and Chief     Vice President and
99 Park Avenue          Financial Officer,           Treasurer
New York, NY            Treasurer, Controller

Thomas Elwood           Vice President, General      Vice President and
99 Park Avenue          Counsel and Secretary        Secretary
New York, NY

Susan C. Lashley        Managing Director,           Vice President
99 Park Avenue          Operations
New York, NY

Keith Fletcher          Senior Managing Director     None
99 Park Avenue
New York, NY

Robin Kunhardt          Director,                    None
99 Park Avenue          Product Management
New York, NY

(c) Not Applicable

Item 30. Location of Accounts and Records
         --------------------------------

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder.

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(i)                 Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(ii)                Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iii)               Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iv)                DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

31a-1(b)(3)                    Not Applicable

31a-1(b)(4)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(5)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(6)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(7)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(8)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-1(b)(9)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(10)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(11)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016


Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(12)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(c)                       Not Applicable

31a-1(d)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(e)                       Not Applicable

31a-1(f)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York NY 10016

31a-2(a)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

                               DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105


Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-2(b)                       Not Applicable

31a-2(c)                       Van Eck Securities Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-2(d)                       Not Applicable

31a-2(e)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-3                          Not Applicable

All Other Records              Van Eck  Worldwide Insurance Trust
pursuant to the Rule           99 Park Avenue
                               New York, NY 10016

ITEM 31. Management Services
----------------------------

                None


ITEM 32. Undertakings
         ------------


         Registrant undertakes to furnish each person to whom a prospectus is delivered, with a copy of the Registrant's latest annual reports to shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 22nd day of April, 1998.

                                    VAN ECK WORLDWIDE INSURANCE TRUST


                                    By:  /s/  John C. van Eck
                                         --------------------
                                         John C. van Eck, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                             Title                      Date
---------                             -----                      ----

/s/ John C. van Eck                   Chairman and President
--------------------------
John C. van Eck                                                  4/22/98

/s/ Bruce J. Smith                    Chief Financial Officer
--------------------------                                       4/22/98
Bruce J. Smith

/s/ Jeremy Biggs *
--------------------------
Jeremy Biggs                          Trustee                    4/22/98

/s/ Richard Cowell *
--------------------------
Richard Cowell                        Trustee                    4/22/98

/s/ Philip DeFeo                      Trustee                    4/22/98
--------------------------
Philip DeFeo

/s/ Wesley G. McCain *
--------------------------
Wesley G. McCain                      Trustee                    4/22/98

/s/ Ralph F. Peters *
--------------------------
Ralph F. Peters                       Trustee                    4/22/98

/s/ David J. Olderman *
--------------------------
David J. Olderman                     Trustee                    4/22/98

/s/ Richard Stamberger *
--------------------------
Richard Stamberger                    Trustee                    4/22/98

/s/ Derek S. van Eck
--------------------------
Derek S. van Eck                      Trustee                    4/22/98

/s/ Jan F. van Eck
--------------------------
Jan F. van Eck                        Trustee                    4/22/98


/s/ John C. van Eck
-------------------

* Executed on behalf of Trustee by John C. van Eck, as attorney-in-fact.

                                 Exhibit Index
                                 -------------


Exhibit No.                  Item
-----------                  ----

Exhibit 11           Consent of Independent Accountants

Exhibit 16           Computation of Performance Quotations


Exhibit 17           Financial Data Schedules